UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 282-3863

Date of fiscal year end:	11/30/15

Date of reporting period:	02/28/15

ITEM 1.  Schedule of Investments (follows)

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at February 28, 2015

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	63.9%
U.S. Government Obligations	17.3%
Domestic Corporate Bonds	12.1%
Foreign Stocks & ADR’s	2.6%
Bank Loans	0.1%
Cash and Other	4.0%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Apple, Inc.	2.1%
Microsoft Corp.	2.0%
Visa, Inc.	1.7%
PepsiCo, Inc.	1.5%
Wells Fargo & Co.	1.4%
Boeing Co.	1.4%
Cisco Systems, Inc.	1.3%
The Travelers Cos., Inc.	1.3%
Medtronic PLC	1.3%
Discover Financial Services	1.3%
Total of Net Assets	15.3%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q29056	4.00%	10/01/44	2.3%
FHLMC Q02664	4.50%	08/01/41	2.1%
FNMA AT2016	3.00%	04/01/43	1.7%
FNMA TBA 15 YR Mar	2.50%	03/18/30	1.5%
FNMA TBA 30 YR Mar	3.00%	03/12/45	1.3%
FHLMC Q29260	4.00%	10/01/44	1.1%
GNMA II 005175	4.50%	09/20/41	1.0%
FNMA AY1670	3.50%	02/01/45	1.0%
FHR 3859 JB	5.00%	05/15/41	0.8%
FNMA AS3881	4.50%	11/01/44	0.7%
Total of Net Assets			13.5%

Average Effective Duration (for all Fixed Income Holdings) 1.5 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 17.3%
U.S. Government Agency Obligations 17.3%
Federal Home Loan Mortgage Corporation 6.8%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,734,664
Mortgage-Backed Securities:
15-Year:
FHLMC G18091
6%, 12/01/20	5 M	5,357
FHLMC J22900
2.5%, 03/01/28	1,584 M	1,628,397
		1,633,754

20-Year:
FHLMC P00020
6.5%, 10/01/22	26 M	26,132
30-Year:
FHLMC G08062
5%, 06/01/35	9 M	10,262
FHLMC Q02664
4.5%, 08/01/41	6,326 M	6,887,932
FHLMC Q29260
4%, 10/01/44	3,296 M	3,535,883
FHLMC Q29056
4%, 10/01/44	6,915 M	7,417,914
		17,851,991
Total Federal Home Loan Mortgage Corporation		22,246,541
Federal National Mortgage Association 9.0%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	4 M	4,171
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	7 M	7,720
FNMA 255273
4.5%, 06/01/19	12 M	13,038
FNMA 255358
5%, 09/01/19	3 M	3,154
FNMA TBA 15 YR Mar
2.5%, 03/18/30(a)	4,920 M	5,039,541
		5,063,453

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA 687301
6%, 11/01/32	37	$42
FNMA 690305
5.5%, 03/01/33	3 M	3,114
FNMA 748895
6%, 12/01/33	144 M	160,324
FNMA 725423
5.5%, 05/01/34	1,595 M	1,802,815
FNMA 725610
5.5%, 07/01/34	1,494 M	1,688,931
FNMA AD9193
5%, 09/01/40	858 M	958,018
FNMA AL2860
3%, 12/01/42	1,526 M	1,559,434
FNMA AR9195
3%, 03/01/43	1,021 M	1,043,450
FNMA AT2016
3%, 04/01/43	5,412 M	5,527,466
FNMA AL5718
3.5%, 09/01/44	685 M	722,691
FNMA AX0841
4%, 09/01/44	1,363 M	1,458,422
FNMA AS3881
4.5%, 11/01/44	1,974 M	2,150,823
FNMA AY1670
3.5%, 02/01/45	3,050 M	3,201,648
FNMA TBA 30 YR Mar
3%, 03/12/45(a)	4,080 M	4,156,517
		24,433,695
Total Federal National Mortgage Association		29,501,319
Government National Mortgage Corporation 1.5%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	822,121
GNR 12-147 Interest Only
0.6006%, 04/16/54	14,092 M	661,347
		1,483,468
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	3,020 M	3,288,047
Total Government National Mortgage Corporation		4,771,515
Total U.S. Government Obligations (Cost $55,711,099)		56,519,375

Domestic Corporate Bonds 12.1%
Basic Industry 1.4%
Agrium, Inc.
3.375%, 03/15/25	500 M	499,078
Alfa SAB de CV
5.25%, 03/25/24(b)	705 M	757,875
Allegheny Technologies, Inc.
6.125%, 08/15/23	51 M	54,727
Barrick Gold Corp.
4.1%, 05/01/23	340 M	339,012
Glencore Funding LLC
4.125%, 05/30/23(b)	1,050 M	1,076,385
Methanex Corp.
5.25%, 03/01/22	695 M	748,113
Packaging Corp of America
4.5%, 11/01/23	300 M	321,988
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	765 M	770,460
Steel Dynamics, Inc.
5.5%, 10/01/24(b)	100 M	104,000
		4,671,638
Capital Goods 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.2406%, 12/15/19(b)	150 M	147,938
TransDigm, Inc.
6.5%, 07/15/24	160 M	164,400
		312,338
Communications 1.7%
21st Century Fox America, Inc.
3.7%, 09/15/24	700 M	741,390
Bankrate, Inc.
6.125%, 08/15/18(b)	400 M	403,000
CCOH Safari LLC
5.5%, 12/01/22	165 M	170,981
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	325 M	346,125
Digicel Ltd.
6%, 04/15/21(b)	200 M	199,000
DIRECTV Holdings LLC
3.8%, 03/15/22	725 M	750,029
Level 3 Financing, Inc.
5.375%, 08/15/22	210 M	218,335
Rogers Communications, Inc.
4.1%, 10/01/23	700 M	748,710
Sky PLC
3.75%, 09/16/24(b)	700 M	723,452
Sprint Communications, Inc.
7%, 08/15/20	100 M	103,094
Verizon Communications, Inc.
3.5%, 11/01/24	480 M	492,001
6.55%, 09/15/43	500 M	658,094
		5,554,211
Consumer Cyclical 1.4%
Allison Transmission, Inc.
7.125%, 05/15/19(b)	75 M	78,656
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	490 M	511,145
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	280 M	294,000
CEC Entertainment, Inc.
8%, 02/15/22	100 M	97,500
Chrysler Group LLC
8.25%, 06/15/21	264 M	296,010
Ford Motor Credit Co LLC
3.664%, 09/08/24	965 M	1,000,927
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	165 M	176,344
Levi Strauss & Co
7.625%, 05/15/20	93 M	97,999
QVC, Inc.
4.375%, 03/15/23	1,000 M	1,015,818
Toll Brothers Finance Corp.
5.875%, 02/15/22	230 M	255,875
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	830 M	865,751
		4,690,025
Consumer Non-Cyclical 0.9%
Capella Healthcare, Inc.
9.25%, 07/01/17	193 M	201,082
CHS/Community Health Systems, Inc.
6.875%, 02/01/22	205 M	220,247
Diamond Foods, Inc.
7%, 03/15/19(b)	190 M	194,750
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	100 M	109,500
Laboratory Corp of America Holdings
3.6%, 02/01/25	600 M	607,504
Pernod Ricard SA
4.45%, 01/15/22(b)	980 M	1,065,200
US Foods, Inc.
8.5%, 06/30/19	202 M	212,352
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	165 M	168,713
		2,779,348
Energy 2.1%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	195 M	208,986
EQT Midstream Partners LP
4%, 08/01/24	700 M	697,442
Nabors Industries, Inc.
5.1%, 09/15/23	635 M	606,981
Oceaneering Int’l. Inc
4.65%, 11/15/24	600 M	601,049
Penn Virginia Resource Partners LP
8.375%, 06/01/20	97 M	107,427
Rowan Cos, Inc.
4.875%, 06/01/22	665 M	643,216
Southwestern Energy Co.
4.95%, 01/23/25	498 M	512,627
Spectra Energy Capital LLC
3.3%, 03/15/23	1,265 M	1,188,331
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5%, 01/15/18(b)	215 M	224,138
TC PipeLines LP
4.65%, 06/15/21	285 M	300,699
Weatherford Int’l. Ltd
5.125%, 09/15/20	670 M	637,453

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Williams Cos, Inc.
4.55%, 06/24/24	1,000 M	$981,593
		6,709,942
Financials 0.9%
Bank of America Corp.
4.2%, 08/26/24	700 M	725,679
Brookfield Asset Management, Inc.
4%, 01/15/25	850 M	852,949
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.5%, 04/15/21(b)	113 M	111,516
Prospect Capital Corp.
5%, 07/15/19	500 M	510,504
Wells Fargo & Co
4.1%, 06/03/26	700 M	733,645
		2,934,293
Insurance 1.1%
American Int’l. Group, Inc.
5.6%, 10/18/16	930 M	996,869
Five Corners Funding Trust
4.419%, 11/15/23(b)	1,000 M	1,077,944
Kemper Corp.
4.35%, 02/15/25	725 M	737,857
TIAA Asset Management Finance Co LLC
4.125%, 11/01/24(b)	790 M	836,006
		3,648,676
Real Estate 1.2%
ARC Properties Operating Partnership LP
2%, 02/06/17	38 M	37,053
3%, 02/06/19	24 M	22,993
4.6%, 02/06/24	269 M	264,325
CBL & Associates LP
5.25%, 12/01/23	720 M	775,557
Hospitality Properties Trust
4.5%, 03/15/25	755 M	778,215
Retail Opportunity Investments Partnership LP
5%, 12/15/23	1,000 M	1,095,805
WP Carey, Inc.
4.6%, 04/01/24	970 M	1,007,319
		3,981,267
Technology 1.0%
Amphenol Corp.
2.55%, 01/30/19	525 M	535,677
Ericsson LM
4.125%, 05/15/22	940 M	1,006,107
Fidelity National Information Services, Inc.
3.875%, 06/05/24	700 M	717,572
Micron Technology, Inc.
5.5%, 02/01/25(b)	212 M	217,830
Seagate HDD Cayman
4.75%, 06/01/23	740 M	789,482
		3,266,668
Transportation 0.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	950 M	964,938
Total Domestic Corporate Bonds (Cost $38,433,761)		39,513,344

Bank Loans 0.1%
Basic Industry 0.1%
Performance Food Group, Inc.
5.51%, 11/14/19(c) (Cost $110,647)	113 M	112,781

	Shares
Domestic Common Stocks 63.9%
Consumer Discretionary 6.5%
Bed Bath & Beyond, Inc.*	18,320	1,367,771
Comcast Corp.	60,000	3,536,700
Gap, Inc.	50,000	2,080,000
McDonald’s Corp.	35,000	3,461,500
Nordstrom, Inc.	20,000	1,608,600
Omnicom Group, Inc.	25,000	1,988,500
Time Warner Cable, Inc.	12,500	1,925,625
Time Warner, Inc.	30,000	2,455,800
TJX Cos., Inc.	40,000	2,745,600
		21,170,096
Consumer Staples 6.2%
CVS Health Corp.	20,000	2,077,400
Kraft Foods Group, Inc.	50,000	3,203,000
McCormick & Co., Inc.	30,000	2,261,400
PepsiCo, Inc.	50,000	4,949,000
Philip Morris Int’l., Inc.	40,000	3,318,400
Procter & Gamble Co.	50,000	4,256,500
		20,065,700
Energy 5.0%
Chevron Corp.	20,000	2,133,600
EOG Resources, Inc.	30,000	2,691,600
ExxonMobil Corp.	38,000	3,364,520
Marathon Oil Corp.	40,000	1,114,400
Marathon Petroleum Corp.	20,000	2,100,000
Noble Energy, Inc.	40,000	1,889,200
Schlumberger Ltd.	37,700	3,172,832
		16,466,152
Financials 10.4%
ACE Ltd.	20,000	2,280,200
American Express Co.	40,000	3,263,600
CME Group, Inc.	35,000	3,357,550
Discover Financial Services	70,000	4,268,600
JPMorgan Chase & Co.	50,000	3,064,000
McGraw-Hill Financial, Inc.	35,000	3,608,500
MetLife, Inc.	30,000	1,524,900
Morgan Stanley	50,000	1,789,500

PNC Financial Services Group, Inc.	20,000	1,839,200
The Travelers Cos., Inc.	40,000	4,297,600
Wells Fargo & Co.	85,000	4,657,150
		33,950,800
Health Care 10.1%
Amgen, Inc.	25,000	3,943,000
Becton Dickinson & Co.	15,000	2,200,800
Bristol-Myers Squibb Co.	50,000	3,046,000
Eli Lilly & Co.	30,000	2,105,100
Gilead Sciences, Inc.*	20,000	2,070,600
Johnson & Johnson	25,000	2,562,750
Medtronic PLC	55,320	4,292,279
Merck & Co., Inc.	55,000	3,219,700
Pfizer, Inc.	50,000	1,716,000
Stryker Corp.	15,000	1,421,250
UnitedHealth Group, Inc.	20,000	2,272,600
Zimmer Holdings, Inc.	20,000	2,407,800
Zoetis, Inc.	40,000	1,843,600
		33,101,479
Industrials 6.9%
Boeing Co.	30,000	4,525,500
Canadian National Railway Co.	45,000	3,111,300
Deere & Co.	15,000	1,359,000
General Dynamics Corp.	15,000	2,081,700
Honeywell Int’l., Inc.	35,000	3,597,300
Tyco Int’l. Plc	60,000	2,533,200
United Technologies Corp.	25,000	3,047,750
Verisk Analytics, Inc.*	30,000	2,154,300
		22,410,050
Information Technology 15.6%
Accenture PLC	30,000	2,700,900
Altera Corp.	50,000	1,850,500
ANSYS, Inc.*	25,000	2,149,250
Apple, Inc.	53,200	6,834,072
Check Point Software Technologies Ltd.*	34,000	2,838,660
Cisco Systems, Inc.	150,000	4,426,500
Cognizant Technology Solutions Corp.*	25,000	1,562,125
EMC Corp.	100,000	2,894,000
Int’l. Business Machines Corp.	10,000	1,619,400
KLA-Tencor Corp.	21,085	1,369,576
Microsoft Corp.	150,000	6,577,500
NetApp, Inc.	50,000	1,932,500
Seagate Technology PLC	36,000	2,200,320
Synopsys, Inc.*	30,000	1,392,300
Texas Instruments, Inc.	65,000	3,822,000

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Visa, Inc.	20,000	$5,426,200
Western Union Co.	75,000	1,464,000
		51,059,803
Materials 1.5%
EI Du Pont de Nemours & Co.	30,000	2,335,500
Freeport-McMoRan, Inc.	45,000	973,350
Praxair, Inc.	12,000	1,534,800
		4,843,650
Telecommunication Services 1.7%
Rogers Communications, Inc.	50,000	1,769,500
Verizon Communications, Inc.	75,000	3,708,750
		5,478,250
Total Domestic Common Stocks (Cost $108,282,755)		208,545,980

Foreign Stocks & ADR’s 2.6%
Mexico 0.4%
America Movil SAB de CV ADR	60,000	1,282,800

Netherlands 1.2%
Unilever NV ADR	90,000	3,912,300

Switzerland 1.0%
ABB Ltd. ADR	69,976	1,496,787
Roche Holding AG ADR	50,000	1,701,750
		3,198,537
Total Foreign Stocks & ADR’s (Cost $8,260,066)		8,393,637
Institutional Money Market Funds 6.6%
State Street Institutional US Government Money Market Fund (Cost $21,649,474)	21,649,474	21,649,474
Total Investments 102.6% (Cost $232,447,802)†		334,734,591
Excess of Liabilities Over Other Assets (2.6)%		(8,326,676)
Net Assets 100.0%		$326,407,915

*                 Non-income producing.

†                 Cost for federal income tax purposes is $232,447,802. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $102,286,789 of which $103,169,919 related to appreciated securities and $883,130 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2015, the market value of rule 144A securities amounted to $9,100,966 or 2.79% of net assets.

(c)          Performance Food Group, Inc. has a variable interest rate that floats quarterly on the 14th of February, May, August, and November.  The interest rate is based on the 3-month Libor rate plus 5.25%.

ADR  -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at February 28, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	22.8%
Financials	16.4%
Health Care	15.9%
Industrials	11.0%
Consumer Staples	10.7%
Consumer Discretionary	9.5%
Energy	7.9%
Telecommunication Services	3.2%
Materials	1.8%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	2.4%
Wells Fargo & Co.	2.4%
Apple, Inc.	2.3%
Visa, Inc.	2.2%
PepsiCo, Inc.	2.2%
Boeing Co.	2.1%
Medtronic PLC	2.1%
UnitedHealth Group, Inc.	2.0%
Discover Financial Services	2.0%
Cisco Systems, Inc.	1.8%
Total of Net Assets	21.5%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADR’s.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 95.1%
Consumer Discretionary 9.5%
Bed Bath & Beyond, Inc.*	220,560	$16,467,010
Comcast Corp.	567,500	33,451,287
Gap, Inc.	597,670	24,863,072
Lear Corp.	243,300	26,500,236
McDonald’s Corp.	360,000	35,604,000
Nordstrom, Inc.	150,000	12,064,500
Omnicom Group, Inc.	275,000	21,873,500
Time Warner Cable, Inc.	100,000	15,405,000
Time Warner, Inc.	339,000	27,750,540
TJX Cos., Inc.	413,100	28,355,184
		242,334,329
Consumer Staples 9.0%
CVS Health Corp.	400,650	41,615,515
Kraft Foods Group, Inc.	549,113	35,176,179
McCormick & Co., Inc.	275,000	20,729,500
PepsiCo, Inc.	556,410	55,073,462
Philip Morris Int’l., Inc.	400,000	33,184,000
Procter & Gamble Co.	495,000	42,139,350
		227,918,006
Energy 7.9%
Chevron Corp.	300,000	32,004,000
EOG Resources, Inc.	230,000	20,635,600
ExxonMobil Corp.	455,000	40,285,700
Marathon Oil Corp.	650,000	18,109,000
Marathon Petroleum Corp.	200,000	21,000,000
Noble Energy, Inc.	589,000	27,818,470
Schlumberger Ltd.	490,100	41,246,816
		201,099,586
Financials 16.4%
ACE Ltd.	225,000	25,652,250
American Express Co.	325,000	26,516,750
CME Group, Inc.	400,000	38,372,000
Discover Financial Services	820,000	50,003,600
JPMorgan Chase & Co.	700,000	42,896,000
McGraw-Hill Financial, Inc.	425,000	43,817,500
MetLife, Inc.	628,100	31,926,323
Morgan Stanley	950,000	34,000,500
PNC Financial Services Group, Inc.	375,000	34,485,000
The Travelers Cos., Inc.	275,000	29,546,000
Wells Fargo & Co.	1,126,600	61,726,414
		418,942,337
Health Care 15.0%
Amgen, Inc.	250,000	39,430,000
Becton Dickinson & Co.	140,000	20,540,800
Bristol-Myers Squibb Co.	375,000	22,845,000
Eli Lilly & Co.	413,000	28,980,210
Gilead Sciences, Inc.*	241,000	24,950,730
Johnson & Johnson	325,000	33,315,750
Medtronic PLC	673,325	52,243,287
Merck & Co., Inc.	750,000	43,905,000
Stryker Corp.	175,000	16,581,250
UnitedHealth Group, Inc.	443,100	50,349,453
Zimmer Holdings, Inc.	150,000	18,058,500
Zoetis, Inc.	662,000	30,511,580
		381,711,560
Industrials 10.3%
Boeing Co.	350,000	52,797,500
Canadian National Railway Co.	467,000	32,288,380
Deere & Co.	170,230	15,422,838
General Dynamics Corp.	196,700	27,298,026
Honeywell Int’l., Inc.	325,000	33,403,500
Tyco Int’l. Plc	679,100	28,671,602
United Technologies Corp.	330,000	40,230,300
Verisk Analytics, Inc.*	437,550	31,420,465
		261,532,611

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Information Technology 22.8%
Accenture PLC	283,000	$25,478,490
Altera Corp.	722,140	26,726,401
ANSYS, Inc.*	356,400	30,639,708
Apple, Inc.	450,520	57,873,799
Check Point Software Technologies Ltd.*	450,130	37,581,354
Cisco Systems, Inc.	1,523,970	44,972,355
Cognizant Technology Solutions Corp.*	346,700	21,663,549
EMC Corp.	900,000	26,046,000
Int’l. Business Machines Corp.	80,000	12,955,200
KLA-Tencor Corp.	235,785	15,315,415
Microsoft Corp.	1,410,980	61,871,473
NetApp, Inc.	463,830	17,927,030
Oracle Corp.	470,000	20,595,400
Seagate Technology PLC	496,000	30,315,520
Synopsys, Inc.*	672,390	31,205,620
Texas Instruments, Inc.	755,000	44,394,000
Visa, Inc.	208,000	56,432,480
Western Union Co.	1,000,000	19,520,000
		581,513,794
Materials 1.8%
EI Du Pont de Nemours & Co.	275,000	21,408,750
Freeport-McMoRan, Inc.	400,000	8,652,000
Praxair, Inc.	132,400	16,933,960
		46,994,710
Telecommunication Services 2.4%
Rogers Communications, Inc.	500,000	17,695,000
Verizon Communications, Inc.	875,000	43,268,750
		60,963,750
Total Domestic Common Stocks (Cost $1,323,935,913)		2,423,010,683
Foreign Stocks & ADR’s 4.1%
Mexico 0.8%
America Movil SAB de CV ADR	950,760	20,327,249

Netherlands 1.7%
Unilever NV ADR	992,000	43,122,240

Switzerland 1.6%
ABB Ltd. ADR	750,000	16,042,500
Roche Holding AG ADR	673,880	22,935,506
		38,978,006
Total Foreign Stocks & ADR’s (Cost $102,098,684)		102,427,495
Institutional Money Market Funds 0.8%
State Street Institutional US Government Money Market Fund
(Cost $21,005,028)	21,005,028	21,005,028
Total Investments 100.0% (Cost $1,447,039,625)†		2,546,443,206

Other Assets in Excess of Liabilities 0.0%		1,021,805
Net Assets 100.0%		$2,547,465,011

*                                         Non-income producing.

†                                         Cost for federal income tax purposes is $1,447,039,625. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $1,099,403,581 of which $1,109,772,881 related to appreciated securities and $10,369,300 related to depreciated securities.

ADR       -       American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Fund

(Unaudited)

Fund Profile

at February 28, 2015

Top 10 Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
Houston County Hospital Auth. REV	5.25%	10/01/16	10.0%
City of Columbus, GA REV	5.00%	05/01/20	9.6%
Georgia State Road & Tollway Auth. REV	5.00%	06/01/18	8.6%
Gwinnett County School District, GA GO	5.00%	02/01/24	6.8%
Cobb County Kennestone Hospital Auth. REV	5.25%	04/01/21	6.5%
Albany-Dougherty County Hospital Auth. REV	5.00%	12/01/25	6.5%
Marietta Development Authority, GA REV	5.00%	06/15/23	6.4%
Cobb County Kennestone Hospital Auth. REV	5.25%	04/01/20	6.4%
Paulding County, GA REV	5.00%	02/01/21	6.0%
County of Gilmer, GA GO	5.00%	04/01/20	5.9%
Total of Net Assets			72.7%

Average Effective Duration (for all Fixed Income Holdings) 5.0 years**

* “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Municipal Bonds 95.8%
Georgia 95.8%
Albany-Dougherty County Hospital Auth. REV
5%, 12/01/25	500 M	$588,240
City of Columbus, GA REV
5%, 05/01/20	750 M	869,227
Cobb County Kennestone Hospital Auth. REV
5.25%, 04/01/20	500 M	584,620
5.25%, 04/01/21	500 M	589,680
Commerce School District, GA GO
5%, 08/01/21	250 M	292,192
County of Forsyth, GA GO
5%, 03/01/22	250 M	289,247
County of Gilmer, GA GO
5%, 04/01/20	500 M	541,400
Georgia State Road & Tollway Auth. REV
5%, 06/01/18	700 M	785,974
Gwinnett County School District, GA GO
5%, 02/01/24	500 M	623,220
Houston County Hospital Auth. REV
5.25%, 10/01/16	850 M	910,053
Madison County School District, GA GO
5%, 02/01/24	345 M	411,713
Marietta Development Authority, GA REV
5%, 06/15/23	500 M	586,015
Municipal Electric Auth. of Georgia REV
5.25%, 01/01/19	250 M	286,728
Paulding County School District, GA REV
5%, 02/01/21	250 M	280,048
Paulding County, GA REV
5%, 02/01/21	500 M	542,980
Villa Rica Public Facilities Auth. REV
5%, 03/01/26	250 M	300,880
Winder-Barrow Industrial Building Auth. REV
4%, 12/01/21	215 M	237,839
Total Municipal Bonds (Cost $8,113,792)		8,720,056

	Shares
Institutional Money Market Funds 0.2%
State Street Institutional US Government Money Market Fund
(Cost $17,136)	17,136	17,136
Total Investments 96.0% (Cost $8,130,928)†		8,737,192

Other Assets in Excess of Liabilities 4.0%		365,479
Net Assets 100.0%		$9,102,671

†                 Cost for federal income tax purposes is $8,130,928. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $606,264 of which $613,661 related to appreciated securities and $7,397 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at February 28, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	5.0%
1 yr. to 2.99 yrs.	23.9%
3 yrs. to 3.99 yrs.	36.0%
4 yrs. to 5.99 yrs.	20.2%
6 yrs. to 7.99 yrs.	13.3%
8 yrs. and over	1.6%

Average Effective Duration (for all Fixed Income Holdings) 4.0  years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AI4728	4.50%	07/01/41	7.3%
GNMA AG8936	4.00%	02/15/44	7.1%
FNMA AT2016	3.00%	04/01/43	6.9%
FHLMC J22900	2.50%	03/01/28	6.6%
GNR 10-33 PX	5.00%	09/20/38	6.1%
FNMA AL2860	3.00%	12/01/42	5.8%
FHLMC G05624	4.50%	09/01/39	5.4%
FNMA AE0215	4.00%	12/01/39	4.6%
FNMA TBA 30 YR April	3.50%	04/14/45	4.4%
FNMA AB7845	3.00%	02/01/43	4.1%
Total of Net Assets			58.3%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at February 28, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 91.9%
U.S. Government Agency Obligations 90.3%
Federal Home Loan Mortgage Corporation 24.6%
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	10,000 M	$11,601,885

Mortgage-Backed Securities:
15-Year:

FHLMC J22900
2.5%, 03/01/28	19,804 M	20,354,962

30-Year:
FHLMC 170141
11%, 09/01/15	17	17
FHLMC 170147
11%, 11/01/15	35	35
FHLMC 360017
11%, 11/01/17	51	52
FHLMC A64971
5.5%, 08/01/37	13 M	14,518
FHLMC G05483
4.5%, 06/01/39	7,680 M	8,405,485
FHLMC G05624
4.5%, 09/01/39	15,164 M	16,597,256
FHLMC A89148
4%, 10/01/39	9,991 M	10,726,574
FHLMC Q29056
4%, 10/01/44	7,339 M	7,872,159
		43,616,096
Total Federal Home Loan Mortgage Corporation		75,572,943

Federal National Mortgage Association 50.9%
Collateralized Mortgage Obligations:
FNR 12-47 AI
3%, 05/25/22	8,782 M	565,699
FNR 03-32 BZ
6%, 11/25/32	551 M	629,509
		1,195,208
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/18/30(a)	2,480 M	2,540,257

20-Year:
FNMA 758564
6%, 09/01/24	260 M	295,149

25-Year:
FNMA 251808
10%, 04/01/18	8 M	8,435

30-Year:
FNMA 426830
8%, 11/01/24	20 M	20,948
FNMA 738887
5.5%, 10/01/33	418 M	469,580
FNMA 748895
6%, 12/01/33	144 M	160,306
FNMA 881279
5%, 11/01/36	1,529 M	1,709,876
FNMA 931533
4.5%, 07/01/39	2,825 M	3,076,036
FNMA 931535
5.5%, 07/01/39	1,811 M	2,043,365
FNMA AE0215
4%, 12/01/39	13,237 M	14,166,919
FNMA AD9193
5%, 09/01/40	11,160 M	12,454,234
FNMA AI4728
4.5%, 07/01/41	20,516 M	22,398,873
FNMA AL2860
3%, 12/01/42	17,365 M	17,743,999
FNMA AB7845
3%, 02/01/43	12,338 M	12,606,615
FNMA AT2016
3%, 04/01/43	20,850 M	21,294,336
FNMA AL5718
3.5%, 09/01/44	8,402 M	8,858,124
FNMA AS3881
4.5%, 11/01/44	4,862 M	5,297,593
FNMA AY1670
3.5%, 02/01/45	10,700 M	11,232,012

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA TBA 30 YR Mar
3%, 03/12/45(a)	5,500 M	$5,603,148
FNMA TBA 30 YR April
3%, 04/14/45(a)	13,000 M	13,442,833
		152,578,797
Total Federal National Mortgage Association		156,617,846
Government National Mortgage Corporation 14.8%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	17,025 M	18,632,582
Mortgage-Backed Securities:
20-Year:
GNMA 623177
6.5%, 08/15/23	30 M	33,951
30-Year:
GNMA 506805
6.5%, 06/15/29	91 M	103,916
GNMA II 004424
5%, 04/20/39	4,338 M	4,854,727
GNMA AG8936
4%, 02/15/44	20,068 M	21,919,242
		26,877,885
Total Government National Mortgage Corporation		45,544,418
Total U.S. Government Agency Obligations		277,735,207
U.S. Treasury Obligations 1.6%
U.S. Treasury Note
2.50%, 02/15/45	5,000 M	4,897,265
Total U.S. Government Obligations (Cost $275,868,852)		282,632,472
Residential Mortgage-Backed Securities 3.5%
Financials 3.5%
Bear Stearns Trust FLT
2.6074%, 06/25/34 (Cost $10,791,786)	10,593 M	10,921,951

	Shares
Institutional Money Market Funds 6.9%
State Street Institutional US Government Money Market Fund
(Cost $21,220,840)	21,220,840	21,220,840
Total Investments 102.3% (Cost $307,881,478)†		314,775,263

Excess of Liabilities Over Other Assets (2.3)%		(7,222,948)

Net Assets 100.0%		$307,552,315

†                 Cost for federal income tax purposes is $307,881,478. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $6,893,785 of which $7,261,128 related to appreciated securities and $367,343 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at February 28, 2015

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	23.0%
Industrials	20.5%
Information Technology	15.3%
Financials	12.4%
Materials	9.0%
Health Care	7.0%
Energy	4.4%
Consumer Staples	3.1%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	17.3%
Germany	11.9%
Switzerland	11.2%
France	10.3%
Japan	7.3%
United States	6.9%
Netherlands	4.9%
Canada	4.1%
Ireland	3.5%
Denmark	3.2%

Top 10 Holdings**

Description	Percent of Net Assets
Countrywide PLC	5.0%
CyberAgent, Inc.	4.5%
BlackBerry Ltd.	4.1%
Alent PLC	3.9%
Experian PLC	3.5%
Renault SA	3.3%
ISS A/S	3.2%
WPP PLC	3.1%
Randstad Holding NV	3.1%
Nestle SA	3.1%
Total of Net Assets	36.8%

*”Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**”Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 8.6%
Energy 1.8%
Core Laboratories NV	21,000	$2,308,320
Information Technology 6.8%
BlackBerry Ltd.*	502,000	5,426,620
Check Point Software Technologies Ltd.*	43,000	3,590,070
		9,016,690
Total Domestic Common Stocks (Cost $9,145,812)		11,325,010

Foreign Stocks & ADR’s 86.1%
Chile 2.2%
Sociedad Quimica y Minera de Chile SA ADR	110,000	2,827,000

Cyprus 2.4%
Bank of Cyprus Pcl *(a)	14,200,000	3,178,102

Denmark 3.2%
ISS A/S *(a)	135,000	4,206,757

France 10.3%
Christian Dior SA (a)	14,000	2,708,031
Edenred SA (a)	105,000	2,860,463
Renault SA (a)	45,000	4,315,250
Sanofi (a)	38,000	3,716,719
		13,600,463
Germany 11.9%
Allianz SE ADR	200,000	3,352,000
Bayerische Motoren Werke AG (a)	20,000	2,527,877
Brenntag AG (a)	59,048	3,453,843
Fresenius SE & Co KGaA (a)	44,000	2,521,372
SAP SE (a)	54,000	3,796,938
		15,652,030
Greece 1.4%
OPAP SA (a)	200,000	1,845,740

Hong Kong 1.7%
Chow Tai Fook Jewellery Group Ltd. (a)	1,900,000	2,209,441

India 2.4%
Shriram Transport Finance Co Ltd. (a)	170,000	3,187,659

Ireland 3.5%
Experian PLC (a)	250,000	4,613,610

Japan 7.3%
CyberAgent, Inc. (a)	114,000	5,885,349
Nippon Television Holdings, Inc. (a)	225,000	3,727,896
		9,613,245

Netherlands 3.1%
Randstad Holding NV (a)	70,000	4,111,396

Norway 2.6%
ProSafe SE (a)	1,100,000	3,387,856

South Korea 2.6%
Samsung Electronics Co Ltd. (a)	2,800	3,463,055

Sweden 3.0%
Telefonaktiebolaget LM Ericsson (a)	300,000	3,874,220

Switzerland 11.2%
Adecco SA (a)	49,000	3,854,975
Nestle SA (a)	52,000	4,063,995

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Roche Holding AG (a)	11,000	$2,997,383
Syngenta AG (a)	11,000	3,887,163
		14,803,516
United Kingdom 17.3%
Alent PLC (a)	936,521	5,072,955
Countrywide PLC (a)	800,000	6,511,867
Rightmove PLC (a)	65,000	3,035,133
Royal Mail PLC (a)	615,000	3,986,842
WPP PLC (a)	175,000	4,134,620
		22,741,417
Total Foreign Stocks & ADR’s (Cost $98,662,417)		113,315,507
Institutional Money Market Funds 4.2%
State Street Institutional US Government Money Market Fund (Cost $5,569,633)	5,569,633	5,569,633
Total Investments 98.9% (Cost $113,377,862)†		130,210,150
Other Assets in Excess of Liabilities 1.1%		1,492,991
Net Assets 100.0%		$131,703,141

*                      Non-income producing.

†                      Cost for federal income tax purposes is $113,377,862. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $16,832,288 of which $24,190,560 related to appreciated securities and $7,358,272 related to depreciated securities.

(a)              Fair valued.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at February 28, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	14.9%
1 yr. to 2.99 yrs.	42.0%
3 yrs. to 3.99 yrs.	26.5%
4 yrs. to 5.99 yrs.	6.4%
6 yrs. to 7.99 yrs.	9.1%
8 yrs. and over	1.1%

Average Effective Duration (for all Fixed Income Holdings) 1.6 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 4022 AH	1.50%	12/15/25	7.2%
FNR 10-64 AD	3.00%	12/25/20	6.5%
FNR 12-53 CD	1.50%	05/25/22	4.6%
FHR 4039 PB	1.50%	05/15/27	4.6%
FNR 11-137 KC	2.00%	01/25/27	4.5%
Bear Stearns Trust FLT	2.607%	06/25/34	2.8%
FHR 4238 TL	1.25%	08/15/27	2.7%
WBCMT 2007 C30 A5	5.342%	12/15/43	2.3%
FNR 11-15 HC	2.50%	03/25/26	2.1%
FNR 11-67 DA	4.50%	07/25/21	1.9%
Total of Net Assets			39.2%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 37.7%
U.S. Government Agency Obligations 37.7%
Federal Home Loan Mortgage Corporation 15.8%
Collateralized Mortgage Obligations:
FHR 2353 TD
6%, 09/15/16	13 M	$12,898
FHR 3604 AG
4%, 12/15/17	778 M	784,702
FHR 3874 BD
3%, 06/15/21	5,116 M	5,287,114
FHR 4022 AH
1.5%, 12/15/25	46,065 M	45,387,241
FHR 4039 PB
1.5%, 05/15/27	29,229 M	28,614,999
FHR 4238 TL
1.25%, 08/15/27	16,971 M	16,748,401
FHR 2927 ED
4%, 01/15/35	716 M	738,321
		97,573,676
Mortgage-Backed Securities:
15-Year:
FHLMC E00843
8%, 04/01/15	35	35
FHLMC E01009
6.5%, 08/01/16	41 M	41,845
FHLMC G11585
7%, 02/01/17	2 M	2,419
FHLMC E88357
6.5%, 03/01/17	15 M	15,015
FHLMC J05907
6%, 08/01/19	1,207 M	1,288,935
		1,348,249
20-Year:
FHLMC D94982
7%, 04/01/16	7 M	7,212
FHLMC D94230
7.5%, 10/01/19	28 M	27,859
		35,071

30-Year:
FHLMC G00100
8%, 02/01/23	5 M	5,284
Total Federal Home Loan Mortgage Corporation		98,962,280
Federal National Mortgage Association 21.9%
Collateralized Mortgage Obligations:
FNR 10-64 AD
3%, 12/25/20	40,085 M	41,204,834
FNR 11-67 DA
4.5%, 07/25/21	11,312 M	11,900,050
FNR 12-53 CD
1.5%, 05/25/22	28,698 M	28,823,195
FNR 12-47 AI
3%, 05/25/22	9,299 M	598,976
FNR 11-90 AL
3.5%, 09/25/23	10,594 M	11,022,998
FNR 11-15 HC
2.5%, 03/25/26	12,908 M	13,125,529
FNR 11-137 KC
2%, 01/25/27	27,582 M	28,067,505
FNR 09-32 BH
5.25%, 05/25/39	1,634 M	1,691,490
		136,434,577
Mortgage-Backed Securities:
15-Year:
FNMA 574598
6%, 05/01/16	8 M	8,321
FNMA 671380
6%, 11/01/17	37 M	39,144
FNMA 725284
7%, 11/01/18	131 M	136,484
FNMA 985670
6.5%, 10/01/21	658 M	720,737
		904,686
20-Year:
FNMA 619191
6.5%, 12/01/15	5 M	4,701

30-Year:
FNMA 626664
6%, 04/01/17	64 M	66,811

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 479421
7%, 09/01/21	30 M	$31,543
FNMA 207530
8.25%, 04/01/22	8 M	7,996
FNMA 175123
7.45%, 08/01/22	94 M	101,182
		207,532
Total Federal National Mortgage Association		137,551,496

Government National Mortgage Corporation 0.0% +
Mortgage-Backed Securities:
15-Year:
GNMA 489953
6%, 12/15/16	7 M	7,163

20-Year:
GNMA 628440
7%, 04/15/24	119 M	130,852

30-Year:
GNMA II 495
10%, 02/20/16	17	17
Total Government National Mortgage Corporation		138,032
Total U.S. Government Obligations (Cost $237,359,116)		236,651,808

Domestic Corporate Bonds 51.6%
Basic Industry 6.5%
Allegheny Technologies, Inc.
6.125%, 08/15/23	1,949 M	2,091,425
ArcelorMittal
5.25%, 02/25/17	3,000 M	3,156,000
Ashland, Inc.
3.875%, 04/15/18	7,000 M	7,306,250
Barrick Gold Corp.
4.1%, 05/01/23	5,000 M	4,985,465
Dow Chemical Co.
5.7%, 05/15/18	2,500 M	2,802,560
Methanex Corp.
5.25%, 03/01/22	5,105 M	5,495,134
Newmont Mining Corp.
5.125%, 10/01/19	9,200 M	10,104,158
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,500 M	2,517,843
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	2,940 M	2,616,600
		41,075,435
Communications 7.8%
American Tower Corp.
4.5%, 01/15/18	5,000 M	5,334,945
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	7,000 M	7,437,500
DIRECTV Holdings LLC
3.8%, 03/15/22	7,500 M	7,758,915
Intelsat Jackson Holdings SA
7.25%, 10/15/20	3,000 M	3,127,500
Level 3 Financing, Inc.
8.125%, 07/01/19	5,250 M	5,584,687
Rogers Communications, Inc.
6.8%, 08/15/18	5,000 M	5,810,485
Sprint Communications, Inc.
7%, 08/15/20	1,000 M	1,030,940
T-Mobile USA, Inc.
6.464%, 04/28/19	7,000 M	7,280,000
Verizon Communications, Inc.
5.15%, 09/15/23	5,000 M	5,738,195
		49,103,167
Consumer Cyclical 10.5%
American Axle & Manufacturing, Inc.
5.125%, 02/15/19	7,000 M	7,332,500
Brown Shoe Co., Inc.
7.125%, 05/15/19	5,000 M	5,212,500
Chrysler Group LLC
8.25%, 06/15/21	7,276 M	8,158,215
DR Horton, Inc.
4%, 02/15/20	5,000 M	5,075,000
Ford Motor Credit Co LLC
5%, 05/15/18	5,000 M	5,470,705
General Motors Financial Co., Inc.
6.75%, 06/01/18	5,000 M	5,668,750
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	7,000 M	7,481,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	4,000 M	4,265,000
Lennar Corp.
4.125%, 12/01/18	7,000 M	7,122,500
Levi Strauss & Co
7.625%, 05/15/20	2,563 M	2,700,761
Toll Brothers Finance Corp.
4%, 12/31/18	7,000 M	7,210,000
		65,697,181
Consumer Non-Cyclical 5.9%
Biomet, Inc.
6.5%, 08/01/20	5,000 M	5,350,000
Capella Healthcare, Inc.
9.25%, 07/01/17	4,168 M	4,342,535
CHS/Community Health Systems, Inc.
8%, 11/15/19	7,202 M	7,724,145
Community Health Systems, Inc.
5.125%, 08/15/18	2,000 M	2,075,000
HCA, Inc.
6.5%, 02/15/20	5,000 M	5,700,000
Laboratory Corp of America Holdings
2.625%, 02/01/20	5,250 M	5,276,513
US Foods, Inc.
8.5%, 06/30/19	6,357 M	6,682,796
		37,150,989
Energy 5.3%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	6,722 M	7,204,115
Concho Resources, Inc.
7%, 01/15/21	3,000 M	3,240,000
Nabors Industries, Inc.
6.15%, 02/15/18	2,500 M	2,624,017
Rowan Cos, Inc.
4.875%, 06/01/22	3,775 M	3,651,339
Southwestern Energy Co.
3.3%, 01/23/18	4,000 M	4,058,596
Spectra Energy Capital LLC
3.3%, 03/15/23	5,000 M	4,696,960
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20	5,480 M	5,767,700
Weatherford Int’l. Ltd
5.125%, 09/15/20	2,500 M	2,378,558
		33,621,285
Financials 4.6%
Ares Capital Corp.
4.875%, 11/30/18	5,065 M	5,376,791
Brookfield Asset Management, Inc.
4%, 01/15/25	3,750 M	3,763,009
Fifth Street Finance Corp.
4.875%, 03/01/19	5,750 M	5,873,303
Prospect Capital Corp.
5%, 07/15/19	10,000 M	10,210,080
Wells Fargo & Co
4.1%, 06/03/26	3,500 M	3,668,228
		28,891,411

Insurance 0.9%
American Int’l. Group, Inc.
4.125%, 02/15/24	5,000 M	5,458,280

Real Estate 6.0%
ARC Properties Operating Partnership LP
2%, 02/06/17	5,945 M	5,796,886
3%, 02/06/19	3,375 M	3,233,446
CBL & Associates LP
5.25%, 12/01/23	5,000 M	5,385,815
Government Properties Income Trust
3.75%, 08/15/19	4,800 M	4,927,498
Hospitality Properties Trust
4.5%, 03/15/25	5,300 M	5,462,964
Realty Income Corp.
2%, 01/31/18	7,465 M	7,513,015
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,000 M	5,479,025
		37,798,649
Technology 4.1%
Amphenol Corp.
2.55%, 01/30/19	4,500 M	4,591,516
BMC Software, Inc.
7.25%, 06/01/18	3,000 M	2,895,000
Ericsson LM
4.125%, 05/15/22	2,778 M	2,973,368
Seagate HDD Cayman
6.875%, 05/01/20	7,500 M	7,818,750
SunGard Data Systems, Inc.
7.625%, 11/15/20	6,866 M	7,372,368
		25,651,002
Total Domestic Corporate Bonds (Cost $319,231,645)		324,447,399

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Residential Mortgage-Backed Securities 7.4%
Financials 7.4%
Bear Stearns Trust FLT
2.6074%, 06/25/34	17,025 M	$17,554,075
BOAMS 2004 5 3A1
4.5%, 06/25/19	5,775 M	5,846,348
GSR 2003 13 1A1
2.5815%, 10/25/33	8,417 M	8,565,160
WBCMT 2007 C30 A5
5.342%, 12/15/43	13,450 M	14,328,003
Total Residential Mortgage-Backed Securities (Cost $46,487,036)		46,293,586

	Shares
Institutional Money Market Funds 2.8%
State Street Institutional US Government Money Market Fund (Cost $17,302,676)	17,302,676	17,302,676
Total Investments 99.5% (Cost $620,380,473)†		624,695,469
Other Assets in Excess of Liabilities 0.5%		3,253,739
Net Assets 100.0%		$627,949,208

†                 Cost for federal income tax purposes is $620,380,473. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $4,314,996 of which $7,913,173 related to appreciated securities and $3,598,177 related to depreciated securities.

+       Represents less than 0.05% of net assets.

At February 28, 2015, the following futures contracts were outstanding with $2,367,900 in cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)

Short, 1,650 U.S. Treasury 5-Year Note futures contracts	3/15	$197,987,110	$(188,973)
Net payments of variation margin and/or brokerage fees			(17,277)
Variation margin payable on open futures contracts			$(206,250)

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Unaudited)

Fund Profile

at February 28, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.4%
Industrials	18.1%
Financials	16.9%
Consumer Discretionary	16.5%
Health Care	12.6%
Energy	4.8%
Consumer Staples	4.6%
Utilities	2.9%
Materials	1.3%

Top 10 Holdings**

Description	Percent of Net Assets
MEDNAX, Inc.	3.3%
Nuance Communications, Inc.	3.1%
Quanta Services, Inc.	3.0%
ITC Holdings Corp.	2.9%
ON Semiconductor Corp.	2.6%
Genesee & Wyoming, Inc.	2.6%
Waste Connections, Inc.	2.6%
Flowers Foods, Inc.	2.6%
DENTSPLY Int’l., Inc.	2.5%
Microchip Technology, Inc.	2.3%
Total of Net Assets	27.5%

*”Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**”Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.4%
Consumer Discretionary 16.5%
Ascena Retail Group, Inc.*	146,000	$1,956,400
Bloomin’ Brands, Inc.	113,940	2,935,094
BorgWarner, Inc.	38,930	2,392,638
Jarden Corp.*	54,515	2,893,111
John Wiley & Sons, Inc.	35,970	2,325,820
Life Time Fitness, Inc.*	48,060	2,777,868
LKQ Corp.*	95,620	2,349,862
MDC Partners, Inc.	53,900	1,402,478
PVH Corp.	11,200	1,193,136
TRI Pointe Homes, Inc.*	84,500	1,341,860
		21,568,267
Consumer Staples 4.6%
Church & Dwight Co., Inc.	30,330	2,582,296
Flowers Foods, Inc.	156,250	3,381,250
		5,963,546
Energy 4.8%
Core Laboratories NV	12,100	1,330,032
FMC Technologies, Inc.*	31,900	1,273,767
Noble Energy, Inc.	42,400	2,002,552
Range Resources Corp.	34,900	1,728,946
		6,335,297
Financials 13.6%
Affiliated Managers Group, Inc.*	10,970	2,374,127
City National Corp.	14,440	1,304,943
East West Bancorp, Inc.	65,390	2,612,331
HCC Insurance Holdings, Inc.	42,470	2,373,224
Invesco Ltd.	69,050	2,780,644
Raymond James Financial, Inc.	35,480	2,026,972
Signature Bank*	8,900	1,097,815
SVB Financial Group*	15,030	1,847,187
WR Berkley Corp.	28,040	1,399,476
		17,816,719
Health Care 12.6%
Bio-Rad Laboratories, Inc.*	7,829	995,692
Bio-Techne Corp.	13,900	1,355,667
DENTSPLY Int’l., Inc.	60,160	3,189,082
Henry Schein, Inc.*	18,880	2,644,144
MEDNAX, Inc.*	60,600	4,331,082
Varian Medical Systems, Inc.*	21,600	2,008,152
Zimmer Holdings, Inc.	16,500	1,986,435
		16,510,254
Industrials 18.1%
Ametek, Inc.	46,905	2,492,532
Flowserve Corp.	37,780	2,347,271
Genesee & Wyoming, Inc.*	33,300	3,433,230
Jacobs Engineering Group, Inc.*	60,220	2,670,155
Masco Corp.	98,340	2,575,524
Quanta Services, Inc.*	136,750	3,935,665
Stericycle, Inc.*	21,545	2,907,929
Waste Connections, Inc.	72,370	3,399,219
		23,761,525
Information Technology 18.0%
Altera Corp.	76,360	2,826,084
Dolby Laboratories, Inc.	59,390	2,403,513
Informatica Corp.*	65,710	2,821,916
Microchip Technology, Inc.	58,400	2,994,168
Nuance Communications, Inc.*	280,970	4,017,871
ON Semiconductor Corp.*	270,780	3,452,445
Open Text Corp.	32,660	1,901,465
Plantronics, Inc.	31,340	1,580,790
Skyworks Solutions, Inc.	17,650	1,548,787
		23,547,039
Materials 1.3%
Steel Dynamics, Inc.	92,150	1,678,973

Utilities 2.9%
ITC Holdings Corp.	99,110	3,838,530
Total Domestic Common Stocks (Cost $92,098,900)		121,020,150

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Foreign Stocks & ADR’s 1.4%
Israel 1.4%
NICE Systems Ltd. ADR (Cost $785,288)	30,120	$1,758,104

Real Estate Investment Trusts 3.3%
Financials 3.3%
Digital Realty Trust, Inc.(a)	29,770	1,976,132
Home Properties, Inc.(a)	35,740	2,386,360
Total Real Estate Investment Trusts (Cost $3,672,369)		4,362,492

Institutional Money Market Funds 3.4%
State Street Institutional US Government Money Market Fund (Cost $4,460,533)	4,460,533	4,460,533
Total Investments 100.5% (Cost $101,017,090)†		131,601,279
Excess of Liabilities Over Other Assets (0.5)%		(668,435)
Net Assets 100.0%		$130,932,844

*	Non-income producing.

†

Cost for federal income tax purposes is $101,017,090. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $30,584,189 of which $32,648,666 related to appreciated securities and $2,064,477 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at February 28, 2015

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Corporate Bonds	61.6%
Domestic Common Stocks	12.1%
U.S. Government Obligations	12.0%
Domestic Exchange Traded Funds	4.8%
Bank Loans	0.2%
Real Estate Investment Trusts	0.2%
Cash and Other	9.1%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares Int’l. Select Dividend ETF	4.8%
Apple, Inc.	0.7%
JPMorgan Chase & Co.	0.5%
Altria Group, Inc.	0.4%
Target Corp.	0.4%
Morgan Stanley	0.4%
Lorillard, Inc.	0.4%
Capital One Financial Corp.	0.4%
General Electric Co.	0.4%
AT&T, Inc.	0.3%
Total of Net Assets	8.7%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
HJ Heinz Co.	4.25%	10/15/20	1.3%
FNMA AY1670	3.50%	02/01/45	1.2%
FNMA AT2016	3.00%	04/01/43	1.2%
FHLMC Q29260	4.00%	10/01/44	1.1%
Kindred Healthcare, Inc.	8.75%	01/15/23	1.1%
FHLMC Q29056	4.00%	10/01/44	1.1%
TransDigm, Inc.	6.50%	07/15/24	1.1%
FHLMC A90197	4.50%	12/01/39	1.0%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	1.0%
Argos Merger Sub, Inc.	7.125%	03/15/23	1.0%
Total of Net Assets			11.1%

Average Effective Duration (for all Fixed Income Holdings) 3.9 years**

*”Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 12.0%
U.S. Government Agency Obligations 12.0%
Federal Home Loan Mortgage Corporation 4.7%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,584 M	$1,628,397

30-Year:
FHLMC A90197
4.5%, 12/01/39	2,951 M	3,208,470
FHLMC Q02664
4.5%, 08/01/41	2,789 M	3,037,042
FHLMC Q29260
4%, 10/01/44	3,296 M	3,535,883
FHLMC Q29056
4%, 10/01/44	3,170 M	3,400,763
		13,182,158
Total Federal Home Loan Mortgage Corporation		14,810,555
Federal National Mortgage Association 5.6%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/18/30(a)	1,500 M	1,536,446

30-Year:
FNMA 725610
5.5%, 07/01/34	895 M	1,011,336
FNMA AD9193
5%, 09/01/40	1,631 M	1,820,234
FNMA AR9195
3%, 03/01/43	2,219 M	2,267,200
FNMA AT2016
3%, 04/01/43	3,549 M	3,624,568
FNMA AS3881
4.5%, 11/01/44	1,186 M	1,292,613
FNMA AY1670
3.5%, 02/01/45	3,600 M	3,778,995
FNMA TBA 30 YR Mar
3%, 03/12/45(a)	600 M	611,253
FNMA TBA 30 YR Aprl
3%, 04/14/45(a)	1,400 M	1,422,537
		15,828,736
Total Federal National Mortgage Association		17,365,182
Government National Mortgage Corporation 1.7%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,014,443

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
GNR 12-147 Interest Only
0.6006%, 04/16/54	14,088 M	$661,158
		3,675,601
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,499 M	1,632,023
Total Government National Mortgage Corporation		5,307,624
Total U.S. Government Obligations (Cost $36,829,386)		37,483,361
Domestic Corporate Bonds 61.6%
Basic Industry 5.5%
Agrium, Inc.
3.375%, 03/15/25	1,250 M	1,247,695
Alfa SAB de CV
5.25%, 03/25/24(b)	1,770 M	1,902,750
Allegheny Technologies, Inc.
6.125%, 08/15/23	701 M	752,226
Barrick Gold Corp.
4.1%, 05/01/23	1,620 M	1,615,291
Glencore Funding LLC
4.125%, 05/30/23(b)	2,650 M	2,716,592
Louisiana-Pacific Corp.
7.5%, 06/01/20	2,000 M	2,145,000
Methanex Corp.
5.25%, 03/01/22	1,000 M	1,076,422
Packaging Corp of America
4.5%, 11/01/23	140 M	150,261
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,550 M	1,561,062
Steel Dynamics, Inc.
5.5%, 10/01/24(b)	2,750 M	2,860,000
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	1,145 M	1,019,050
		17,046,349
Capital Goods 2.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.25%, 01/31/19(b)	2,000 M	2,010,000
3.2406%, 12/15/19(b)	1,150 M	1,134,188
TransDigm, Inc.
6.5%, 07/15/24	3,250 M	3,339,375
		6,483,563
Communications 11.3%
21st Century Fox America, Inc.
3.7%, 09/15/24	1,000 M	1,059,128
Bankrate, Inc.
6.125%, 08/15/18(b)	2,225 M	2,241,688
CCOH Safari LLC
5.5%, 12/01/22	1,550 M	1,606,188
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	2,175 M	2,316,375
Digicel Ltd.
6%, 04/15/21(b)	2,000 M	1,990,000
DIRECTV Holdings LLC
3.8%, 03/15/22	2,090 M	2,162,151
Intelsat Jackson Holdings SA
6.625%, 12/15/22	3,000 M	2,947,500
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	2,150 M	2,279,140
Level 3 Financing, Inc.
5.375%, 08/15/22	2,048 M	2,129,285
Netflix, Inc.
5.75%, 03/01/24	2,000 M	2,080,000
Numericable-SFR SAS
6%, 05/15/22(b)	2,350 M	2,394,062
Outerwall, Inc.
5.875%, 06/15/21(b)	2,000 M	1,850,000
RCN Telecom Services LLC / RCN Capital Corp.
8.5%, 08/15/20(b)	2,000 M	2,130,000
Rogers Communications, Inc.
4.1%, 10/01/23	1,780 M	1,903,863
Sky PLC
3.75%, 09/16/24(b)	1,000 M	1,033,503
Sprint Communications, Inc.
7%, 08/15/20	2,500 M	2,577,350
Verizon Communications, Inc.
3.5%, 11/01/24	550 M	563,751
6.55%, 09/15/43	1,500 M	1,974,282
		35,238,266
Consumer Cyclical 11.9%
Argos Merger Sub, Inc.
7.125%, 03/15/23(b)	3,000 M	3,112,500
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	2,050 M	2,138,464
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	2,180 M	2,289,000
CEC Entertainment, Inc.
8%, 02/15/22	1,500 M	1,462,500
Chrysler Group LLC
8.25%, 06/15/21	2,072 M	2,323,230
Cleopatra Finance Ltd.
5.625%, 02/15/20(b)	3,000 M	3,015,000
Family Tree Escrow LLC
5.75%, 03/01/23(b)	2,000 M	2,115,000
Ford Motor Credit Co LLC
3.664%, 09/08/24	2,405 M	2,494,538
General Motors Financial Co., Inc.
4.25%, 05/15/23	300 M	315,000
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	850 M	908,437
KB Home
8%, 03/15/20	2,500 M	2,662,500
Levi Strauss & Co
7.625%, 05/15/20	924 M	973,665
MGM Resorts Int’l.
6%, 03/15/23	2,000 M	2,090,000
QVC, Inc.
4.375%, 03/15/23	2,795 M	2,839,211
Scientific Games Int’l. Inc
7%, 01/01/22(b)	2,000 M	2,070,000
Toll Brothers Finance Corp.
5.875%, 02/15/22	2,050 M	2,280,625
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	2,090 M	2,180,025
WMG Acquisition Corp.
6.75%, 04/15/22(b)	2,000 M	1,910,000
		37,179,695
Consumer Non-Cyclical 7.9%
Capella Healthcare, Inc.
9.25%, 07/01/17	1,539 M	1,603,446
CHS/Community Health Systems, Inc.
6.875%, 02/01/22	1,685 M	1,810,322
Diamond Foods, Inc.
7%, 03/15/19(b)	2,200 M	2,255,000
HCA, Inc.
5.375%, 02/01/25	300 M	319,500
HJ Heinz Co.
4.25%, 10/15/20	4,000 M	4,069,200
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	3,150 M	3,449,250
Laboratory Corp of America Holdings
3.6%, 02/01/25	1,455 M	1,473,198
Pernod Ricard SA
4.45%, 01/15/22(b)	1,980 M	2,152,139
Post Holdings, Inc.
6%, 12/15/22(b)	2,000 M	1,975,000
Serta Simmons Holdings LLC
8.125%, 10/01/20(b)	2,000 M	2,140,000
US Foods, Inc.
8.5%, 06/30/19	1,842 M	1,936,402
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	1,335 M	1,365,037
		24,548,494
Energy 7.2%
American Eagle Energy Corp.
11%, 09/01/19(b)	1,450 M	623,500
Chesapeake Midstream Partners LP
6.125%, 07/15/22	1,614 M	1,729,760
EQT Midstream Partners LP
4%, 08/01/24	1,000 M	996,346
Ferrellgas LP / Ferrellgas Finance Corp.
6.75%, 01/15/22	1,000 M	1,015,000
Nabors Industries, Inc.
5.1%, 09/15/23	1,000 M	955,876
Oceaneering Int’l. Inc
4.65%, 11/15/24	1,750 M	1,753,059
Penn Virginia Resource Partners LP
8.375%, 06/01/20	1,778 M	1,968,581
Rowan Cos, Inc.
4.875%, 06/01/22	2,650 M	2,563,192
Southwestern Energy Co.
4.05%, 01/23/20	1,148 M	1,177,410
4.95%, 01/23/25	875 M	900,700
Spectra Energy Capital LLC
3.3%, 03/15/23	1,235 M	1,160,149

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5%, 01/15/18(b)	2,110 M	$2,199,675
TC PipeLines LP
4.65%, 06/15/21	815 M	859,894
Weatherford Int’l. Ltd
5.125%, 09/15/20	2,520 M	2,397,586
Williams Cos, Inc.
4.55%, 06/24/24	2,000 M	1,963,186
		22,263,914
Financials 4.9%
Bank of America Corp.
4.2%, 08/26/24	1,000 M	1,036,684
Brookfield Asset Management, Inc.
4%, 01/15/25	2,050 M	2,057,111
Fifth Street Finance Corp.
4.875%, 03/01/19	1,750 M	1,787,527
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.5%, 04/15/21(b)	2,000 M	1,982,500
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.5%, 06/01/22	3,000 M	2,865,000
Popular, Inc.
7%, 07/01/19	2,000 M	2,020,000
Prospect Capital Corp.
5%, 07/15/19	1,600 M	1,633,613
Wells Fargo & Co
4.1%, 06/03/26	1,750 M	1,834,114
		15,216,549
Insurance 3.2%
Five Corners Funding Trust
4.419%, 11/15/23(b)	2,000 M	2,155,888
Genworth Holdings, Inc.
7.625%, 09/24/21	2,000 M	2,108,638
Kemper Corp.
4.35%, 02/15/25	2,000 M	2,035,468
TIAA Asset Management Finance Co LLC
4.125%, 11/01/24(b)	1,990 M	2,105,890
XL Group PLC
6.5%, 10/29/49(c)	1,925 M	1,698,812
		10,104,696
Real Estate 4.7%
ARC Properties Operating Partnership LP
2%, 02/06/17	567 M	552,874
3%, 02/06/19	166 M	159,037
4.6%, 02/06/24	2,105 M	2,068,415
CBL & Associates LP
5.25%, 12/01/23	1,715 M	1,847,335
Hospitality Properties Trust
4.5%, 03/15/25	2,175 M	2,241,877
Piedmont Operating Partnership LP
4.45%, 03/15/24	2,300 M	2,391,947
Retail Opportunity Investments Partnership LP
5%, 12/15/23	2,865 M	3,139,481
WP Carey, Inc.
4.6%, 04/01/24	2,000 M	2,076,946
		14,477,912
Technology 2.6%
Amphenol Corp.
2.55%, 01/30/19	1,000 M	1,020,337
Ericsson LM
4.125%, 05/15/22	1,975 M	2,113,896
Fidelity National Information Services, Inc.
3.875%, 06/05/24	1,000 M	1,025,102
Micron Technology, Inc.
5.5%, 02/01/25(b)	2,062 M	2,118,705
Seagate HDD Cayman
4.75%, 06/01/23	1,725 M	1,840,347
		8,118,387
Transportation 0.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,000 M	1,015,724
Total Domestic Corporate Bonds (Cost $188,553,902)		191,693,549
Bank Loans 0.2%
Basic Industry 0.2%
Performance Food Group, Inc.
5.51%, 11/14/19(d) (Cost $688,470)	700 M	701,750

	Shares
Domestic Common Stocks 12.1%
Consumer Discretionary 1.4%
Carnival Corp.	12,000	527,880
Darden Restaurants, Inc.	12,000	768,000
Garmin Ltd.	3,200	158,816
General Motors Co.	23,300	869,323
Lear Corp.	700	76,244
Lowe’s Cos, Inc.	8,000	592,720
Target Corp.	16,400	1,260,012
		4,252,995
Consumer Staples 1.5%
Altria Group, Inc.	25,000	1,407,250
Archer-Daniels-Midland Co.	18,800	900,144
Lorillard, Inc.	17,600	1,204,192
Reynolds American, Inc.	12,000	907,440
Wal-Mart Stores, Inc.	3,000	251,790
		4,670,816
Energy 0.7%
Chevron Corp.	4,800	512,064
ExxonMobil Corp.	2,200	194,788
Kinder Morgan Inc/DE	2,700	110,727
Phillips 66	5,200	407,992
Valero Energy Corp.	12,700	783,463
Williams Cos., Inc.	5,600	274,624
		2,283,658
Financials 1.7%
Capital One Financial Corp.	14,500	1,141,295
CME Group, Inc.	8,800	844,184
JPMorgan Chase & Co.	27,300	1,672,944
MetLife, Inc.	7,800	396,474
Morgan Stanley	35,100	1,256,229
		5,311,126
Health Care 1.9%
Aetna, Inc.	3,600	358,380
AmerisourceBergen Corp.	7,800	801,528
Amgen, Inc.	2,200	346,984
Anthem, Inc.	4,000	585,800
Cardinal Health, Inc.	2,400	211,176
Edwards Lifesciences Corp.*	4,000	532,080
Gilead Sciences, Inc.*	8,700	900,711
ICON PLC*	4,700	324,347
Johnson & Johnson	9,200	943,092
Merck & Co., Inc.	13,300	778,582
Quest Diagnostics, Inc.	1,800	126,252
		5,908,932
Industrials 1.1%
Avery Dennison Corp.	4,000	214,200
Emerson Electric Co.	6,600	382,272
General Electric Co.	41,500	1,078,585
Lockheed Martin Corp.	3,800	760,190
Paccar, Inc.	10,000	640,500
Parker Hannifin Corp.	2,500	306,725
		3,382,472
Information Technology 2.5%
Apple, Inc.	17,900	2,299,434
Automatic Data Processing, Inc.	3,200	284,288
Avago Technologies Ltd.	5,700	727,434
eBay, Inc.*	12,300	712,293
Electronic Arts, Inc.*	10,700	611,826
Intel Corp.	30,000	997,500
j2 Global, Inc.	4,300	289,175
Micron Technology, Inc.*	6,000	184,020
Microsoft Corp.	13,950	611,707
Seagate Technology PLC	4,700	287,264
Skyworks Solutions, Inc.	4,500	394,875
Western Union Co.	30,000	585,600
		7,985,416
Materials 0.4%
CF Industries Holdings, Inc.	1,900	581,837
Int’l. Paper Co.	6,000	338,460

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
LyondellBasell Industries NV	2,800	$240,548
		1,160,845
Telecommunication Services 0.4%
AT&T, Inc.	29,000	1,002,240
Verizon Communications, Inc.	8,000	395,600
		1,397,840
Utilities 0.5%
Entergy Corp.	11,000	874,610
Exelon Corp.	1,400	47,488
Public Service Enterprise Group, Inc.	12,500	525,750
		1,447,848
Total Domestic Common Stocks (Cost $35,137,793)		37,801,948

Domestic Exchange Traded Funds 4.8%
Equity Funds 4.8%
iShares Int’l. Select Dividend ETF (Cost $14,875,439)*	423,400	15,047,636

Real Estate Investment Trusts 0.2%
Financials 0.1%
HCP, Inc.	6,000	254,160
Industrials 0.1%
Iron Mountain, Inc.	5,000	183,750
Total Real Estate Investment Trusts (Cost $458,272)		437,910

Institutional Money Market Funds 10.4%
State Street Institutional US Government Money Market Fund (Cost $32,250,186)	32,250,186	32,250,186
Total Investments 101.3% (Cost $308,793,448)†		315,416,340
Excess of Liabilities Over Other Assets (1.3)%		(4,027,169)
Net Assets 100.0%		$311,389,171

*	Non-income producing.

†

Cost for federal income tax purposes is $308,793,448. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $6,622,892 of which $7,994,606 related to appreciated securities and $1,371,714 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2015, the market value of rule 144A securities amounted to $64,628,966 or 20.75% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)	Performance Food Group, Inc. has a variable interest rate that floats quarterly on the 14th of February, May, August, and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

At February 28, 2015, the following futures contracts were outstanding with $748,055 in cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 150 S&P 500 E-mini futures contracts	3/15	$15,771,000	$(550,731)
Net payments of variation margin and/or brokerage fees			603,981
Variation margin payable on open futures contracts			$53,250

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at February 28, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.1%
Industrials	18.8%
Health Care	15.6%
Consumer Discretionary	15.4%
Financials	13.9%
Index	4.8%
Energy	3.4%
Consumer Staples	2.0%
Materials	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
iShares Russell 2000 Growth ETF	4.8%
MDC Partners, Inc.	2.2%
Healthcare Services Group, Inc.	2.1%
Bloomin’ Brands, Inc.	2.1%
QLogic Corp.	2.1%
ICON PLC	1.9%
ON Semiconductor Corp.	1.7%
Life Time Fitness, Inc.	1.7%
Magellan Health Services, Inc.	1.6%
Toro Co.	1.6%
Total of Net Assets	21.8%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 86.1%
Consumer Discretionary 15.4%
American Eagle Outfitters, Inc.	716,400	$10,724,508
Bloomin’ Brands, Inc.	858,800	22,122,688
KB Home	362,800	5,061,060
Life Time Fitness, Inc.*	301,900	17,449,820
Lumber Liquidators Holdings, Inc.*	121,100	6,280,246
MDC Partners, Inc.	859,066	22,352,897
Men’s Wearhouse, Inc.	128,700	6,459,453
Oxford Industries, Inc.	197,100	10,846,413
Penn National Gaming, Inc.*	825,400	13,445,766
Select Comfort Corp.*	396,900	12,740,490
Texas Roadhouse, Inc.	287,900	10,836,556
TRI Pointe Homes, Inc.*	668,500	10,615,780
Vitamin Shoppe, Inc.*	279,400	11,846,560
		160,782,237
Consumer Staples 2.0%
Casey’s General Stores, Inc.	111,400	9,775,350
Flowers Foods, Inc.	522,650	11,310,146
		21,085,496
Energy 3.4%
Bill Barrett Corp.*	597,100	5,994,884
Carrizo Oil & Gas, Inc.*	162,100	7,714,339
Dril-Quip, Inc.*	91,019	6,613,441
Gulfport Energy Corp.*	117,900	5,400,999
PDC Energy, Inc.*	178,000	9,199,040
		34,922,703
Financials 9.9%
City National Corp.	86,100	7,780,857
East West Bancorp, Inc.	340,500	13,602,975
Endurance Specialty Holdings Ltd.	254,100	16,153,137
Evercore Partners, Inc.	310,000	15,881,300
HCC Insurance Holdings, Inc.	255,000	14,249,400
MarketAxess Holdings, Inc.	158,000	12,575,220
PRA Group, Inc.*	219,700	11,004,773
Stifel Financial Corp.*	223,600	12,246,572
		103,494,234
Health Care 15.6%
AngioDynamics, Inc.*	410,606	7,637,272
Bio-Rad Laboratories, Inc.*	61,735	7,851,457
Bio-Techne Corp.	109,300	10,660,029
Cynosure, Inc.*	179,700	5,466,474
Globus Medical, Inc.*	687,200	16,685,216
Haemonetics Corp.*	379,800	16,885,908
ICON PLC*	289,800	19,999,098
IPC The Hospitalist Co., Inc.*	303,000	13,101,720
Magellan Health Services, Inc.*	266,000	17,042,620
MedAssets, Inc.*	657,100	12,622,891
NuVasive, Inc.*	184,000	8,418,000
Omnicell, Inc.*	322,600	11,307,130
Sirona Dental Systems, Inc.*	165,200	15,003,464
		162,681,279
Industrials 18.8%
Clarcor, Inc.	189,956	12,501,005
Clean Harbors, Inc.*	211,800	11,795,142
Esterline Technologies Corp.*	139,000	16,381,150
Genesee & Wyoming, Inc.*	137,600	14,186,560
Healthcare Services Group, Inc.	661,500	22,206,555
Hub Group Inc.*	295,700	11,937,409
Interface, Inc.	661,200	13,349,628
Knight Transportation, Inc.	361,600	11,954,496

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
MasTec, Inc.*	317,000	$6,996,190
MYR Group, Inc.*	337,900	9,339,556
Regal Beloit Corp.	115,800	9,025,452
Ritchie Bros Auctioneers, Inc.	484,600	12,202,228
Team, Inc.*	130,800	5,022,720
Toro Co.	249,900	16,905,735
Waste Connections, Inc.	277,100	13,015,387
Woodward Governor Co.	191,200	9,282,760
		196,101,973
Information Technology 19.8%
Acxiom Corp.*	650,200	13,004,000
Aspen Technology, Inc.*	241,800	9,334,689
Bottomline Technologies de, Inc.*	258,100	6,834,488
CommVault Systems, Inc.*	185,700	8,963,739
Finisar Corp.*	533,600	11,210,936
j2 Global, Inc.	204,200	13,732,450
Lattice Semiconductor Corp.*	1,679,400	11,285,568
Microsemi Corp.*	404,900	13,053,976
ON Semiconductor Corp.*	1,427,400	18,199,350
Open Text Corp.	170,800	9,943,976
Plantronics, Inc.	209,800	10,582,312
Power Integrations, Inc.	205,600	11,279,216
QLogic Corp.*	1,455,500	21,847,055
Qorvo, Inc.*	76,525	5,310,835
Rovi Corp.*	428,900	10,671,032
Rudolph Technologies, Inc.*	796,600	9,822,078
Tower Semiconductor Ltd.*	530,500	8,535,745
Xcerra Corp.*	1,450,600	13,171,448
		206,782,893
Materials 1.2%
Berry Plastics Group, Inc.*	346,600	11,891,846
Total Domestic Common Stocks (Cost $645,255,129)		897,742,661

Domestic Exchange Traded Funds 4.8%
Index 4.8%
iShares Russell 2000 Growth ETF* (Cost $47,811,283)	337,500	50,338,125

Foreign Stocks & ADR’s 1.3%
Israel 1.3%
NICE Systems Ltd. ADR (Cost $5,185,869)	237,300	13,851,201

Real Estate Investment Trusts 4.0%
Financials 4.0%
BioMed Realty Trust, Inc.(a)	669,900	14,898,576
Corporate Office Properties Trust(a)	522,600	15,364,440
Home Properties, Inc.(a)	166,000	11,083,820
Total Real Estate Investment Trusts (Cost $31,357,864)		41,346,836

Institutional Money Market Funds 2.0%
State Street Institutional US Government Money Market Fund (Cost $20,652,842)	20,652,842	20,652,842
Total Investments 98.2% (Cost $750,262,987)†		1,023,931,665
Other Assets in Excess of Liabilities 1.8%		18,547,595
Net Assets 100.0%		$1,042,479,260

*                 Non-income producing.

†                 Cost for federal income tax purposes is $750,262,987. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $273,668,678 of which $278,825,463 related to appreciated securities and $5,156,785 related to depreciated securities.

(a)         Return of capital paid during the fiscal period.

ADR  -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at February 28, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	22.4%
Financials	16.8%
Health Care	15.7%
Industrials	10.7%
Consumer Staples	10.0%
Consumer Discretionary	8.7%
Energy	6.4%
Materials	3.2%
Telecommunication Services	2.6%
Utilities	0.6%

Top 10 Holdings**

Description	Percent of Net Assets
Visa, Inc.	2.7%
Microsoft Corp.	2.5%
Wells Fargo & Co.	2.5%
PepsiCo, Inc.	2.3%
Procter & Gamble Co.	2.2%
Apple, Inc.	2.1%
Discover Financial Services	2.1%
Verizon Communications, Inc.	2.0%
Texas Instruments, Inc.	2.0%
Danaher Corp.	2.0%
Total of Net Assets	22.4%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 93.4%
Consumer Discretionary 8.7%
Bed Bath & Beyond, Inc.*	24,150	$1,803,039
Comcast Corp.	50,000	2,969,000
Gap, Inc.	50,000	2,080,000
McDonald’s Corp.	39,000	3,857,100
Nordstrom, Inc.	15,000	1,206,450
Omnicom Group, Inc.	30,000	2,386,200
Time Warner Cable, Inc.	15,000	2,310,750
Time Warner, Inc.	32,000	2,619,520
TJX Cos., Inc.	40,000	2,745,600
		21,977,659
Consumer Staples 8.3%
CVS Health Corp.	40,000	4,154,800
Kraft Foods Group, Inc.	55,000	3,523,300
McCormick & Co., Inc.	27,000	2,035,260
PepsiCo, Inc.	58,000	5,740,840
Procter & Gamble Co.	65,000	5,533,450
		20,987,650
Energy 6.4%
Baker Hughes, Inc.	43,000	2,687,930
ConocoPhillips	50,000	3,260,000
Devon Energy Corp.	40,000	2,463,600
EOG Resources, Inc.	20,000	1,794,400
Marathon Oil Corp.	88,000	2,451,680
Noble Energy, Inc.	40,000	1,889,200
Williams Cos., Inc.	33,000	1,618,320
		16,165,130
Financials 16.8%
ACE Ltd.	23,000	2,622,230
American Express Co.	35,000	2,855,650
CME Group, Inc.	40,000	3,837,200
Discover Financial Services	87,000	5,305,260
JPMorgan Chase & Co.	72,774	4,459,591
McGraw-Hill Financial, Inc.	43,000	4,433,300
MetLife, Inc.	60,000	3,049,800
Morgan Stanley	100,000	3,579,000
PNC Financial Services Group, Inc.	33,000	3,034,680
The Travelers Cos., Inc.	29,000	3,115,760
Wells Fargo & Co.	115,000	6,300,850
		42,593,321
Health Care 14.8%
Amgen, Inc.	27,000	4,258,440
Becton Dickinson & Co.	24,500	3,594,640
Bristol-Myers Squibb Co.	60,000	3,655,200
Eli Lilly & Co.	21,000	1,473,570
Gilead Sciences, Inc.*	22,000	2,277,660
Johnson & Johnson	35,000	3,587,850
Medtronic PLC	63,680	4,940,931
Merck & Co., Inc.	76,000	4,449,040
Stryker Corp.	20,000	1,895,000
UnitedHealth Group, Inc.	25,000	2,840,750
Zimmer Holdings, Inc.	16,000	1,926,240
Zoetis, Inc.	57,500	2,650,175
		37,549,496
Industrials 10.2%
Canadian Pacific Railway Ltd.	19,000	3,564,780
Danaher Corp.	57,000	4,974,960
Deere & Co.	15,000	1,359,000
Emerson Electric Co.	50,000	2,896,000
Parker Hannifin Corp.	22,000	2,699,180
Precision Castparts Corp.	14,000	3,028,200
Tyco Int’l. Plc	60,000	2,533,200
United Parcel Service, Inc.	20,000	2,034,600
Verisk Analytics, Inc.*	40,000	2,872,400
		25,962,320
Information Technology 22.4%
Accenture PLC	27,000	2,430,810
Altera Corp.	66,000	2,442,660
ANSYS, Inc.*	30,000	2,579,100
Apple, Inc.	42,000	5,395,320
Check Point Software Technologies Ltd.*	38,000	3,172,620
Cisco Systems, Inc.	160,000	4,721,600
Cognizant Technology Solutions Corp.*	29,400	1,837,059

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
EMC Corp.	110,000	$3,183,400
Int’l. Business Machines Corp.	10,000	1,619,400
KLA-Tencor Corp.	25,045	1,626,798
Microsoft Corp.	145,000	6,358,250
NetApp, Inc.	56,500	2,183,725
Seagate Technology PLC	50,000	3,056,000
Synopsys, Inc.*	63,000	2,923,830
Texas Instruments, Inc.	85,000	4,998,000
Visa, Inc.	25,000	6,782,750
Western Union Co.	75,000	1,464,000
		56,775,322
Materials 3.2%
Crown Holdings, Inc.*	15,000	795,000
Ecolab, Inc.	35,000	4,043,900
Praxair, Inc.	25,000	3,197,500
		8,036,400
Telecommunication Services 2.0%
Verizon Communications, Inc.	105,000	5,192,250

Utilities 0.6%
AES Corp.	120,000	1,556,400
Total Domestic Common Stocks (Cost $152,757,246)		236,795,948

Foreign Stocks & ADR’s 3.7%
Mexico 0.6%
America Movil SAB de CV ADR	76,000	1,624,880

Netherlands 1.7%
Unilever NV ADR	101,200	4,399,164

Switzerland 1.4%
ABB Ltd. ADR	60,000	1,283,400
Roche Holding AG ADR	67,000	2,280,345
		3,563,745
Total Foreign Stocks & ADR’s (Cost $10,191,951)		9,587,789

Institutional Money Market Funds 2.7%
State Street Institutional US Government Money Market Fund (Cost $6,787,715)	6,787,715	6,787,715
Total Investments 99.8% (Cost $169,736,912)†		253,171,452
Other Assets in Excess of Liabilities 0.2%		398,665
Net Assets 100.0%		$253,570,117

*                 Non-income producing.

†                 Cost for federal income tax purposes is $169,736,912. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $83,434,540 of which $86,280,710 related to appreciated securities and $2,846,170 related to depreciated securities.

ADR  -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund

(Unaudited)

Fund Profile

at February 28, 2015

Top Sectors*

Sector	Percent of Net Assets
Industrials	20.4%
Information Technology	18.8%
Consumer Discretionary	16.0%
Financials	15.3%
Health Care	12.4%
Energy	4.9%
Consumer Staples	4.3%
Utilities	2.6%
Materials	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
MEDNAX, Inc.	3.2%
Nuance Communications, Inc.	3.0%
Quanta Services, Inc.	3.0%
ITC Holdings Corp.	2.6%
ON Semiconductor Corp.	2.6%
Genesee & Wyoming, Inc.	2.6%
Flowers Foods, Inc.	2.4%
Waste Connections, Inc.	2.4%
DENTSPLY Int’l., Inc.	2.4%
Stericycle, Inc.	2.4%
Total of Net Assets	26.6%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 91.4%
Consumer Discretionary 16.0%
Ascena Retail Group, Inc.*	153,270	$2,053,818
BorgWarner, Inc.	40,240	2,473,150
Coach, Inc.	35,450	1,543,848
Jarden Corp.*	56,835	3,016,234
John Wiley & Sons, Inc.	37,240	2,407,938
Life Time Fitness, Inc.*	41,500	2,398,700
MDC Partners, Inc.	87,200	2,268,944
Men’s Wearhouse, Inc.	27,500	1,380,225
PVH Corp.	14,570	1,552,142
Tractor Supply Co.	18,120	1,596,734
TRI Pointe Homes, Inc.*	88,800	1,410,144
		22,101,877
Consumer Staples 4.3%
Church & Dwight Co., Inc.	30,240	2,574,634
Flowers Foods, Inc.	153,955	3,331,586
		5,906,220
Energy 4.9%
Core Laboratories NV	14,540	1,598,237
FMC Technologies, Inc.*	33,100	1,321,683
Noble Energy, Inc.	44,500	2,101,735
Range Resources Corp.	36,550	1,810,687
		6,832,342
Financials 12.1%
Affiliated Managers Group, Inc.*	11,340	2,454,203
City National Corp.	14,970	1,352,839
East West Bancorp, Inc.	67,470	2,695,426
HCC Insurance Holdings, Inc.	38,500	2,151,380
Invesco Ltd.	68,680	2,765,744
Raymond James Financial, Inc.	35,350	2,019,545
Signature Bank*	10,960	1,351,916
SVB Financial Group*	15,600	1,917,240
		16,708,293
Health Care 12.4%
Bio-Rad Laboratories, Inc.*	8,227	1,046,310
Bio-Techne Corp.	14,400	1,404,432
DENTSPLY Int’l., Inc.	62,440	3,309,944
Henry Schein, Inc.*	19,460	2,725,373
MEDNAX, Inc.*	62,480	4,465,446
Varian Medical Systems, Inc.*	22,400	2,082,528
Zimmer Holdings, Inc.	17,300	2,082,747
		17,116,780
Industrials 20.4%
Ametek, Inc.	46,400	2,465,696
Flowserve Corp.	38,920	2,418,100
Genesee & Wyoming, Inc.*	34,550	3,562,105
IHS, Inc.*	11,500	1,351,595
Interface, Inc.	108,880	2,198,287
Jacobs Engineering Group, Inc.*	62,250	2,760,165
Masco Corp.	102,550	2,685,784
Quanta Services, Inc.*	143,020	4,116,116
Stericycle, Inc.*	24,060	3,247,378
Waste Connections, Inc.	70,630	3,317,491
		28,122,717
Information Technology 17.5%
Altera Corp.	78,870	2,918,979
Dolby Laboratories, Inc.	55,650	2,252,155
Informatica Corp.*	68,090	2,924,125
Microchip Technology, Inc.	60,320	3,092,606
Nuance Communications, Inc.*	291,460	4,167,878
ON Semiconductor Corp.*	282,670	3,604,043
Open Text Corp.	33,790	1,967,254
Plantronics, Inc.	32,890	1,658,972
Skyworks Solutions, Inc.	18,340	1,609,335
		24,195,347
Materials 1.2%
Steel Dynamics, Inc.	89,090	1,623,220

	Shares	Value (Note 2)
Utilities 2.6%
ITC Holdings Corp.	94,160	$3,646,817
Total Domestic Common Stocks (Cost $102,891,802)		126,253,613
Foreign Stocks & ADR’s 1.3%
Israel 1.3%
NICE Systems Ltd. ADR (Cost $1,153,953)	31,390	1,832,234
Real Estate Investment Trusts 3.2%
Financials 3.2%
Digital Realty Trust, Inc.*(a)	30,770	2,042,513
Home Properties, Inc.*(a)	34,430	2,298,891
Total Real Estate Investment Trusts (Cost $3,915,734)		4,341,404
Institutional Money Market Funds 4.4%
State Street Institutional US Government Money Market Fund
(Cost $6,119,730)	6,119,730	6,119,730
Total Investments 100.3% (Cost $114,081,219)†		138,546,981

Excess of Liabilities Over Other Assets (0.3)%		(439,822)
Net Assets 100.0%		$138,107,159

*                 Non-income producing.

†                 Cost for federal income tax purposes is $114,081,219. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $24,465,762 of which $27,755,154 related to appreciated securities and $3,289,392 related to depreciated securities.

(a)         Return of capital paid during the fiscal period.

ADR   -   American Depositary Receipt

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at February 28, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	29.2%
1 yr. to 2.99 yrs.	9.4%
3 yrs. to 3.99 yrs.	6.6%
4 yrs. to 5.99 yrs.	21.8%
6 yrs. to 7.99 yrs.	24.3%
8 yrs. and over	8.7%

Average Effective Duration (for all Fixed Income Holdings) 4.0 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AY1670	3.50%	02/01/45	4.9%
FNMA TBA 30 YR Mar	3.00%	03/12/45	3.0%
FNMA TBA 15 YR Mar	2.50%	03/18/30	2.8%
FNMA AT2016	3.00%	04/01/43	2.2%
FNMA AX0841	4.00%	09/01/44	2.0%
FNMA AS3881	4.50%	11/01/44	1.9%
FHLMC Q29056	4.00%	10/01/44	1.5%
Interpublic Group of Cos, Inc.	4.20%	04/15/24	1.4%
FNMA AX1348	4.00%	10/01/44	1.4%
Williams Cos, Inc.	4.55%	06/24/24	1.3%
Total of Net Assets			22.4%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 38.5%
U.S. Government Agency Obligations 32.0%
Federal Home Loan Mortgage Corporation 7.3%
Agency Discount Notes:
0.025%, 03/04/15	22,300 M	22,299,954
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	3,000 M	$3,281,596
Mortgage-Backed Securities:

15-Year:
FHLMC J22900
2.5%, 03/01/28	1,584 M	1,628,397

30-Year:
FHLMC A90197
4.5%, 12/01/39	2,951 M	3,208,470
FHLMC Q02664
4.5%, 08/01/41	5,178 M	5,637,385
FHLMC Q29260
4%, 10/01/44	8,195 M	8,791,133
FHLMC Q29056
4%, 10/01/44	10,957 M	11,753,886
		29,390,874
Total Federal Home Loan Mortgage Corporation		56,600,821

Federal National Mortgage Association 23.1%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/18/30(a)	21,080 M	21,592,179

30-Year:
FNMA 725423
5.5%, 05/01/34	1,041 M	1,176,733
FNMA 725610
5.5%, 07/01/34	966 M	1,092,243
FNMA AD9193
5%, 09/01/40	2,790 M	3,113,558
FNMA 890310
4.5%, 12/01/40	8,828 M	9,637,660
FNMA AL2860
3%, 12/01/42	4,156 M	4,247,170
FNMA AR9195
3%, 03/01/43	8,572 M	8,757,847
FNMA AT2016
3%, 04/01/43	16,594 M	16,948,495
FNMA AS0779
4%, 10/01/43	4,569 M	4,957,861
FNMA AL5718
3.5%, 09/01/44	1,195 M	1,259,547
FNMA AX0841
4%, 09/01/44	14,055 M	15,042,580
FNMA AX1348
4%, 10/01/44	9,946 M	10,667,539
FNMA AS3881
4.5%, 11/01/44	13,176 M	14,356,477
FNMA AY1670
3.5%, 02/01/45	35,840 M	37,621,993
FNMA TBA 30 YR Mar
3%, 03/12/45(a)	22,950 M	23,380,410
FNMA TBA 30 YR April
3%, 04/14/45(a)	3,600 M	3,657,953
		155,918,066
Total Federal National Mortgage Association		177,510,245

Government National Mortgage Corporation 1.6%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	3,750 M	4,104,131
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,014,443
GNR 12-147 Interest Only
0.6006%, 04/16/54	15,052 M	706,443
		7,825,017
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	4,026 M	4,383,299
Total Government National Mortgage Corporation		12,208,316
Total U.S. Government Agency Obligations		246,319,382

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Treasury Obligations 6.5%
U.S. Treasury Bill
0.007%, 03/05/15	50,000 M	$49,999,961
Total U.S. Government Obligations (Cost $294,738,200)		296,319,343

Domestic Corporate Bonds 42.7%
Basic Industry 3.6%
Agrium, Inc.
3.375%, 03/15/25	3,550 M	3,543,454
Alfa SAB de CV
5.25%, 03/25/24(b)	3,595 M	3,864,625
Allegheny Technologies, Inc.
6.125%, 08/15/23	555 M	595,557
Barrick Gold Corp.
4.1%, 05/01/23	4,020 M	4,008,314
Glencore Funding LLC
4.125%, 05/30/23(b)	5,950 M	6,099,517
Methanex Corp.
5.25%, 03/01/22	1,900 M	2,045,202
Packaging Corp of America
4.5%, 11/01/23	2,260 M	2,425,644
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,100 M	2,114,988
Steel Dynamics, Inc.
5.5%, 10/01/24(b)	1,825 M	1,898,000
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	1,635 M	1,455,150
		28,050,451
Capital Goods 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.2406%, 12/15/19(b)	2,450 M	2,416,312
TransDigm, Inc.
6.5%, 07/15/24	2,205 M	2,265,638
		4,681,950
Communications 7.4%
21st Century Fox America, Inc.
3.7%, 09/15/24	5,500 M	5,825,204
Bankrate, Inc.
6.125%, 08/15/18(b)	3,850 M	3,878,875
CCOH Safari LLC
5.5%, 12/01/22	1,910 M	1,979,238
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	2,625 M	2,795,625
Digicel Ltd.
6%, 04/15/21(b)	2,575 M	2,562,125
DIRECTV Holdings LLC
3.8%, 03/15/22	5,970 M	6,176,096
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	10,100 M	10,706,657
Level 3 Financing, Inc.
5.375%, 08/15/22	752 M	781,847
Numericable-SFR SAS
6%, 05/15/22(b)	2,400 M	2,445,000
Rogers Communications, Inc.
4.1%, 10/01/23	5,190 M	5,551,151
Sky PLC
3.75%, 09/16/24(b)	5,500 M	5,684,266
Sprint Communications, Inc.
7%, 08/15/20	1,075 M	1,108,261
Verizon Communications, Inc.
3.5%, 11/01/24	1,970 M	2,019,254
6.55%, 09/15/43	4,000 M	5,264,752
		56,778,351
Consumer Cyclical 5.5%
Allison Transmission, Inc.
7.125%, 05/15/19(b)	875 M	917,656
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	4,000 M	4,172,612
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	4,353 M	4,570,650
CEC Entertainment, Inc.
8%, 02/15/22	2,650 M	2,583,750
Chrysler Group LLC
8.25%, 06/15/21	4,062 M	4,554,518
Ford Motor Credit Co LLC
3.664%, 09/08/24	6,765 M	7,016,861
General Motors Financial Co., Inc.
4.25%, 05/15/23	1,450 M	1,522,500
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	1,735 M	1,854,281
Levi Strauss & Co
7.625%, 05/15/20	1,075 M	1,132,781
QVC, Inc.
4.375%, 03/15/23	3,970 M	4,032,797
Toll Brothers Finance Corp.
5.875%, 02/15/22	3,195 M	3,554,438
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	6,135 M	6,399,259
		42,312,103
Consumer Non-Cyclical 3.5%
Capella Healthcare, Inc.
9.25%, 07/01/17	2,875 M	2,995,391
Diamond Foods, Inc.
7%, 03/15/19(b)	2,585 M	2,649,625
HCA, Inc.
5.375%, 02/01/25	450 M	479,250
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	2,225 M	2,436,375
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,250 M	1,256,312
3.6%, 02/01/25	4,250 M	4,303,155
Pernod Ricard SA
4.45%, 01/15/22(b)	5,950 M	6,467,287
US Foods, Inc.
8.5%, 06/30/19	3,592 M	3,776,090
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	2,441 M	2,495,922
		26,859,407
Energy 7.0%
American Eagle Energy Corp.
11%, 09/01/19(b)	1,025 M	440,750
Chesapeake Midstream Partners LP
6.125%, 07/15/22	4,908 M	5,260,012
EQT Midstream Partners LP
4%, 08/01/24	5,500 M	5,479,903
Nabors Industries, Inc.
5.1%, 09/15/23	2,175 M	2,079,030
Oceaneering Int’l. Inc
4.65%, 11/15/24	3,900 M	3,906,817
Penn Virginia Resource Partners LP
8.375%, 06/01/20	135 M	148,959
Rowan Cos, Inc.
4.875%, 06/01/22	3,915 M	3,786,753
Southwestern Energy Co.
4.05%, 01/23/20	3,352 M	3,437,875
4.95%, 01/23/25	3,127 M	3,218,843
Spectra Energy Capital LLC
3.3%, 03/15/23	2,730 M	2,564,540
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5%, 01/15/18(b)	3,200 M	3,336,000
TC PipeLines LP
4.65%, 06/15/21	4,105 M	4,331,124
Weatherford Int’l. Ltd
5.125%, 09/15/20	6,015 M	5,722,809
Williams Cos, Inc.
4.55%, 06/24/24	10,000 M	9,815,930
		53,529,345
Financials 3.8%
Bank of America Corp.
4.2%, 08/26/24	5,800 M	6,012,767
Brookfield Asset Management, Inc.
4%, 01/15/25	6,000 M	6,020,814
Fifth Street Finance Corp.
4.875%, 03/01/19	2,500 M	2,553,610
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.5%, 04/15/21(b)	1,575 M	1,561,219
Prospect Capital Corp.
5%, 07/15/19	2,400 M	2,450,419
Wells Fargo & Co
4.1%, 06/03/26	5,240 M	5,491,861
Wintrust Financial Corp.
5%, 06/13/24	5,000 M	5,342,120
		29,432,810
Insurance 2.3%
American Int’l. Group, Inc.
5.6%, 10/18/16	3,040 M	3,258,582
Five Corners Funding Trust
4.419%, 11/15/23(b)	5,000 M	5,389,720
TIAA Asset Management Finance Co LLC
4.125%, 11/01/24(b)	5,810 M	6,148,351
XL Group PLC
6.5%, 10/29/49(c)	3,035 M	2,678,388
		17,475,041

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Real Estate 5.8%
ARC Properties Operating Partnership LP
2%, 02/06/17	140 M	$136,512
3%, 02/06/19	435 M	416,755
4.6%, 02/06/24	4,151 M	4,078,856
CBL & Associates LP
5.25%, 12/01/23	2,490 M	2,682,136
Government Properties Income Trust
3.75%, 08/15/19	5,200 M	5,338,122
Hospitality Properties Trust
4.5%, 03/15/25	5,750 M	5,926,801
Piedmont Operating Partnership LP
4.45%, 03/15/24	3,300 M	3,431,924
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,625 M	6,163,903
4%, 12/15/24	2,400 M	2,457,963
Select Income REIT
2.85%, 02/01/18	5,000 M	5,023,295
3.6%, 02/01/20	5,000 M	5,069,810
WP Carey, Inc.
4.6%, 04/01/24	4,130 M	4,288,893
		45,014,970
Technology 2.9%
Amphenol Corp.
2.55%, 01/30/19	4,050 M	4,132,365
Ericsson LM
4.125%, 05/15/22	4,150 M	4,441,857
Fidelity National Information Services, Inc.
3.875%, 06/05/24	5,500 M	5,638,061
Micron Technology, Inc.
5.5%, 02/01/25(b)	1,734 M	1,781,685
Seagate HDD Cayman
4.75%, 06/01/23	6,090 M	6,497,226
		22,491,194
Transportation 0.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	2,625 M	2,666,276
Total Domestic Corporate Bonds (Cost $322,872,157)		329,291,898
Residential Mortgage-Backed Securities 0.6%
Financials 0.6%
Bear Stearns Trust FLT
2.6074%, 06/25/34 (Cost $4,368,746)	4,288 M	4,421,416
Bank Loans 0.2%
Basic Industry 0.2%
Performance Food Group, Inc.
5.51%, 11/14/19(d) (Cost $1,967,056)	2,000 M	2,005,000

	Shares
Institutional Money Market Funds 23.6%
State Street Institutional US Government Money Market Fund
(Cost $181,543,789)	181,543,789	$181,543,789
Total Investments 105.6% (Cost $805,489,948)†		813,581,446

Excess of Liabilities Over Other Assets (5.6)%		(43,458,118)
Net Assets 100.0%		$770,123,328

†                 Cost for federal income tax purposes is $805,489,948. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $8,091,498 of which $10,903,686 related to appreciated securities and $2,812,188 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2015, the market value of rule 144A securities amounted to $72,505,861 or 9.41% of net assets.

(c)          XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)         Performance Food Group, Inc. has a variable interest rate that floats quarterly on the 14th of February, May, August, and November.  The interest rate is based on the 3-month Libor rate plus 5.25%.

At February 28, 2015, the following futures contracts were outstanding with $425,124 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 50 S&P 500 E-mini futures contracts	3/15	$5,257,000	$(107,119)
Net payments of variation margin and/or brokerage fees			124,869
Variation margin payable on open futures contracts			$17,750

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

Fund Profile

at February 28, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	66.6%
1 yr. to 2.99 yrs.	9.8%
3 yrs. to 3.99 yrs.	3.0%
4 yrs. to 5.99 yrs.	15.4%
6 yrs. to 7.99 yrs.	5.2%
8 yrs. and over	0.0%

Average Effective Duration (for all Fixed Income Holdings) 1.4 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
Southwestern Energy Co.	4.05%	01/23/20	2.1%
Laboratory Corp of America Holdings	2.625%	02/01/20	2.0%
Diamond Foods, Inc.	7.00%	03/15/19	1.4%
Toll Brothers Finance Corp.	5.875%	02/15/22	1.4%
Chrysler Group LLC	8.25%	06/15/21	1.1%
Penn Virginia Resource Partners LP	8.375%	06/01/20	1.1%
Kindred Healthcare, Inc.	8.75%	01/15/23	1.1%
Allegheny Technologies, Inc.	6.125%	08/15/23	1.1%
Goodyear Tire & Rubber Co.	8.25%	08/15/20	1.1%
Cequel Communications Holdings I LLC	6.375%	09/15/20	1.1%
Total of Net Assets			13.5%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Domestic Corporate Bonds 37.1%
Basic Industry 2.9%
Allegheny Technologies, Inc.
6.125%, 08/15/23	250 M	$268,269
Steel Dynamics, Inc.
5.5%, 10/01/24(a)	235 M	244,400
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	250 M	222,500
		735,169
Capital Goods 1.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.2406%, 12/15/19(a)	250 M	246,563
TransDigm, Inc.
6.5%, 07/15/24	220 M	226,050
		472,613
Communications 7.0%
Bankrate, Inc.
6.125%, 08/15/18(a)	250 M	251,875
CCOH Safari LLC
5.5%, 12/01/22	225 M	233,156
Cequel Communications Holdings I LLC
6.375%, 09/15/20(a)	250 M	266,250
Digicel Ltd.
6%, 04/15/21(a)	250 M	248,750
Level 3 Financing, Inc.
5.375%, 08/15/22	250 M	259,922
Numericable-SFR SAS
6%, 05/15/22(a)	250 M	254,688
Sprint Communications, Inc.
7%, 08/15/20	250 M	257,735
		1,772,376
Consumer Cyclical 7.7%
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(a)	250 M	262,500
CEC Entertainment, Inc.
8%, 02/15/22	250 M	243,750
Chrysler Group LLC
8.25%, 06/15/21	250 M	280,312
General Motors Financial Co., Inc.
4.25%, 05/15/23	250 M	262,500
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	250 M	267,187
Levi Strauss & Co
7.625%, 05/15/20	250 M	263,438
Toll Brothers Finance Corp.
5.875%, 02/15/22	315 M	350,438
		1,930,125
Consumer Non-Cyclical 8.7%
Capella Healthcare, Inc.
9.25%, 07/01/17	250 M	260,469
Diamond Foods, Inc.
7%, 03/15/19(a)	350 M	358,750
HCA, Inc.
5.375%, 02/01/25	250 M	266,250
Kindred Healthcare, Inc.
8.75%, 01/15/23(a)	250 M	273,750
Laboratory Corp of America Holdings
2.625%, 02/01/20	500 M	502,525
US Foods, Inc.
8.5%, 06/30/19	250 M	262,812
Wells Enterprises, Inc.
6.75%, 02/01/20(a)	250 M	255,625
		2,180,181
Energy 5.1%
American Eagle Energy Corp.
11%, 09/01/19(a)	525 M	225,750
Penn Virginia Resource Partners LP
8.375%, 06/01/20	250 M	276,875
Southwestern Energy Co.
4.05%, 01/23/20	500 M	512,809
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5%, 01/15/18(a)	250 M	260,625
		1,276,059
Financials 0.9%
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.5%, 04/15/21(a)	238 M	235,422

Real Estate 1.9%
ARC Properties Operating Partnership LP
2%, 02/06/17	500 M	489,427

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Technology 1.0%
Micron Technology, Inc.
5.5%, 02/01/25(a)	250 M	$256,875
Total Domestic Corporate Bonds (Cost $9,252,953)		9,348,247

Bank Loans 0.5%
Basic Industry 0.5%
Performance Food Group, Inc.
5.51%, 11/14/19(b) (Cost $110,647)	113 M	112,781

	Shares
Institutional Money Market Funds 62.0%
State Street Institutional US Government Money Market Fund (Cost $15,621,783)	15,621,783	15,621,783
Total Investments 99.6% (Cost $24,985,383)†		25,082,811
Other Assets in Excess of Liabilities 0.4%		109,390
Net Assets 100.0%		$25,192,201

†            Cost for federal income tax purposes is $24,985,383. At February 28, 2015 unrealized appreciation for federal income tax purposes aggregated $97,428 of which $97,428 related to appreciated securities and $— related to depreciated securities.

(a)    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2015, the market value of rule 144A securities amounted to $3,641,823 or 14.46% of net assets.

(b)    Performance Food Group, Inc. has a variable interest rate that floats quarterly on the 14th of February, May, August, and November.  The interest rate is based on the 3-month Libor rate plus 5.25%.

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of thirteen separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C, Class I and Class R6
Sentinel Georgia Municipal Bond Fund (a non-diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund	Class A, Class I and Class S
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Multi-Asset Income Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C, Class I and Class R6
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C, Class I, Class R3 and Class R6
Sentinel Unconstrained Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•      Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•      Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of February 28, 2015 were as follows:

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Bank Loans	$—	$112,781	$—	$112,781
Collateralized Mortgage Obligations	—	4,222,303	—	4,222,303
Domestic Common Stocks	208,545,980	—	—	208,545,980
Domestic Corporate Bonds	—	39,513,344	—	39,513,344
Foreign Stocks & ADRs:
Mexico	1,282,800	—	—	1,282,800
Netherlands	3,912,300	—	—	3,912,300
Switzerland	1,496,787	1,701,750	—	3,198,537
Institutional Money Market Funds	—	21,649,474	—	21,649,474
Mortgage-Backed Securities	—	52,297,072	—	52,297,072
Totals	$215,237,867	$119,496,724	$—	$334,734,591

Common Stock:
Domestic Common Stocks	$2,423,010,683	$—	$—	$2,423,010,683
Foreign Stocks & ADRs:
Mexico	20,327,249	—	—	20,327,249
Netherlands	43,122,240	—	—	43,122,240
Switzerland	16,042,500	22,935,506	—	38,978,006
Institutional Money Market Funds	—	21,005,028	—	21,005,028
Totals	$2,502,502,672	$43,940,534	$—	$2,546,443,206

Georgia Municipal Bond:
Institutional Money Market Funds	$—	$17,136	$—	$17,136
Municipal Bonds	—	8,720,056	—	8,720,056
Totals	$—	$8,737,192	$—	$8,737,192

Government Securities:
Collateralized Mortgage Obligations	$—	$31,429,675	$—	$31,429,675
Institutional Money Market Funds	—	21,220,840	—	21,220,840
Mortgage-Backed Securities	—	246,305,532	—	246,305,532
Residential Mortgage-Backed Securities	—	10,921,951	—	10,921,951
U.S. Treasury Obligations	—	4,897,265	—	4,897,265
Totals	$—	$314,775,263	$—	$314,775,263

International Equity:
Domestic Common Stocks	$11,325,010	$—	$—	$11,325,010
Foreign Stocks & ADRs:
Chile	2,827,000	—	—	2,827,000

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cyprus	—	3,178,102	—	3,178,102
Denmark	—	4,206,757	—	4,206,757
France	—	13,600,463	—	13,600,463
Germany	—	15,652,030	—	15,652,030
Greece	—	1,845,740	—	1,845,740
Hong Kong	—	2,209,441	—	2,209,441
India	—	3,187,659	—	3,187,659
Ireland	—	4,613,610	—	4,613,610
Japan	—	9,613,245	—	9,613,245
Netherlands	—	4,111,396	—	4,111,396
Norway	—	3,387,856	—	3,387,856
South Korea	—	3,463,055	—	3,463,055
Sweden	—	3,874,220	—	3,874,220
Switzerland	—	14,803,516	—	14,803,516
United Kingdom	—	22,741,417	—	22,741,417
Institutional Money Market Funds	—	5,569,633	—	5,569,633
Totals	$14,152,010	$116,058,140	$—	$130,210,150

Low Duration Bond:
Collateralized Mortgage Obligations	$—	$234,008,253	$—	$234,008,253
Domestic Corporate Bonds	—	324,447,399	—	324,447,399
Institutional Money Market Funds	—	17,302,676	—	17,302,676
Mortgage-Backed Securities	—	2,643,555	—	2,643,555
Residential Mortgage-Backed Securities	—	46,293,586	—	46,293,586
Totals	$—	$624,695,469	$—	$624,695,469

Mid Cap:
Domestic Common Stocks	$121,020,150	$—	$—	$121,020,150
Foreign Stocks & ADRs	1,758,104	—	—	1,758,104
Institutional Money Market Funds	—	4,460,533	—	4,460,533
Real Estate Investment Trusts	4,362,492	—	—	4,362,492
Totals	$127,140,746	$4,460,533	$—	$131,601,279

Multi-Asset Income:
Bank Loans	$—	$701,750	$—	$701,750
Collateralized Mortgage Obligations	—	3,675,601	—	3,675,601
Domestic Common Stocks	37,801,948	—	—	37,801,948
Domestic Corporate Bonds	—	191,693,549	—	191,693,549
Domestic Exchange Traded Funds	15,047,636	—	—	15,047,636
Institutional Money Market Funds	—	32,250,186	—	32,250,186
Mortgage-Backed Securities	—	33,807,760	—	33,807,760

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Real Estate Investment Trusts	437,910	—	—	437,910
Totals	$53,287,494	$262,128,846	$—	$315,416,340

Small Company:
Domestic Common Stocks	$897,742,661	$—	$—	$897,742,661
Domestic Exchange Traded Funds	50,338,125	—	—	50,338,125
Foreign Stocks & ADRs	13,851,201	—	—	13,851,201
Institutional Money Market Funds	—	20,652,842	—	20,652,842
Real Estate Investment Trusts	41,346,836	—	—	41,346,836
Totals	$1,003,278,823	$20,652,842	$—	$1,023,931,665

Sustainable Core Opportunities:
Domestic Common Stocks	$236,795,948	$—	$—	$236,795,948
Foreign Stocks & ADRs:
Mexico	1,624,880	—	—	1,624,880
Netherlands	4,399,164	—	—	4,399,164
Switzerland	1,283,400	2,280,345	—	3,563,745
Institutional Money Market Funds	—	6,787,715	—	6,787,715
Totals	$244,103,392	$9,068,060	$—	$253,171,452

Sustainable Mid Cap Opportunities:
Domestic Common Stocks	$126,253,613	$—	$—	$126,253,613
Foreign Stocks & ADRs	1,832,234	—	—	1,832,234
Institutional Money Market Funds	—	6,119,730	—	6,119,730
Real Estate Investment Trusts	4,341,404	—	—	4,341,404
Totals	$132,427,251	$6,119,730	$—	$138,546,981

Total Return Bond:
Agency Discount Notes	$—	$22,299,954	$—	$22,299,954
Bank Loans	—	2,005,000	—	2,005,000
Collateralized Mortgage Obligations	—	11,106,613	—	11,106,613
Domestic Corporate Bonds	—	329,291,898	—	329,291,898
Institutional Money Market Funds	—	181,543,789	—	181,543,789
Mortgage-Backed Securities	—	212,912,815	—	212,912,815
Residential Mortgage-Backed Securities	—	4,421,416	—	4,421,416
U.S. Treasury Obligations	—	49,999,961	—	49,999,961
Totals	$—	$813,581,446	$—	$813,581,446

Unconstrained Bond:
Bank Loans	$—	$112,781	$—	$112,781

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Domestic Corporate Bonds	—	9,348,247	—	9,348,247
Institutional Money Market Funds	—	15,621,783	—	15,621,783
Totals	$—	$25,082,811	$—	$25,082,811

Investments in Securities - Liabilities:
None.

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives - Assets:
None.

Derivatives - Liabilities:
Low Duration Bond:
Futures Contracts	$(188,973)	$—	$—	$(188,973)

Multi-Asset Income:
Futures Contracts	$(550,731)	$—	$—	$(550,731)

Total Return Bond:
Futures Contracts	$(107,119)	$—	$—	$(107,119)

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended February 28, 2015.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended February 28, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title)	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.,
Chief Financial Officer

Date	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas H. Brownell
Thomas H. Brownell,
President and Chief Executive Officer

Date	April 28, 2015

By (Signature and Title)	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.,
Chief Financial Officer

Date	April 28, 2015